Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2016
Registrant Name	dei_EntityRegistrantName	Advisors' Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 27, 2016
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2016
Prospectus Date	rr_ProspectusDate	May 31, 2016
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON CORE BOND FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HANCOCK HORIZON CORE BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hancock Horizon Core Bond Fund (the "Core Bond Fund" or the "Fund") seeks total return through current income and capital appreciation, consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	MANAGEMENT FEES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

THE TOTAL ANNUAL FUND OPERATING EXPENSES IN THIS FEE TABLE DO NOT CORRELATE TO THE EXPENSE RATIO IN THE FUND'S FINANCIAL HIGHLIGHTS BECAUSE THE FINANCIAL HIGHLIGHTS INCLUDE ONLY THE DIRECT OPERATING EXPENSES INCURRED BY THE FUND, AND EXCLUDE ACQUIRED FUND FEES AND EXPENSES, AND MANAGEMENT FEES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in: (i) fixed income obligations issued by the U.S. Treasury and U.S. government agencies; (ii) mortgage-backed securities and asset-backed securities; and (iii) investment grade U.S. corporate debt. This investment policy can be changed by the Fund upon 60 days' prior written notice to shareholders. As an alternative to directly investing in securities in these asset classes, the Fund may also invest in other investment companies, including mutual funds, closed-end funds and exchange-traded funds ("ETFs") to gain exposure to fixed-income markets. The Fund's fixed income investments are primarily of investment grade (rated in one of the four highest rating categories by at least one rating agency), but may at times include securities rated below investment grade (high yield or "junk" bonds). In selecting investments for the Fund, Horizon Advisers (the "Adviser") analyzes current market conditions and anticipated changes in bond prices to attempt to invest more of the Fund's assets in the type of security the Adviser expects to offer the best balance between income, the potential for appreciation and stability of principal. The Adviser actively manages the maturity of the Fund and, under normal circumstances, the Fund's dollar-weighted average maturity will be between five and fifteen years. The Adviser may vary this average maturity in anticipation of a change in the interest rate environment. There is no restriction on the maturity of a single security. Securities will be considered for sale: in the event of or in anticipation of a credit downgrade; in order to change the average weighted maturity of the Fund; to reallocate the Fund's investments among the above types of fixed income securities; or to realize an aberration in a security's market valuation.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in: (i) fixed income obligations issued by the U.S. Treasury and U.S. government agencies; (ii) mortgage-backed securities and asset-backed securities; and (iii) investment grade U.S. corporate debt.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

FIXED INCOME SECURITIES RISK -- The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.

Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Given the historically low interest rate environment, risks associated with rising rates are heightened. The volatility of lower-rated securities is even greater than that of higher-rated securities. Interest rate risk is generally greater for fixed income securities with longer maturities or duration.

The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

MORTGAGE-BACKED SECURITIES RISK -- The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore difficult to calculate how they will respond to changes in interest rates. The Fund may have to re-invest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

ASSET-BACKED SECURITIES RISK -- Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because certain asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Moreover, the value of the collateral may be insufficient to cover the principal amount of the obligation. Other asset-backed securities do not have the benefit of a security interest in collateral at all.

U.S. GOVERNMENT SECURITIES RISK -- U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

HIGH YIELD SECURITIES RISK -- High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial condition of the issuer of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

INVESTMENT IN OTHER INVESTMENT COMPANIES RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares may trade at a discount or premium to their net asset value. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

INVESTMENT STYLE RISK -- The Fund is also subject to the risk that its investment approach, which focuses on U.S. government and corporate fixed income securities, may perform differently from other mutual funds which focus on different fixed income market segments or other asset classes.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year for the past 10 years and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

Prior to May 31, 2016, Investor Class Shares of the Fund were called "Class A Shares," and shareholders were charged a sales charge on certain purchases of Class A Shares. The Investor Class Shares performance provided in the table below for the period prior to May 31, 2016 represents the performance of Investor Class Shares when they were called Class A Shares and includes the Maximum Sales Charge (Load) that was applicable to Class A Shares.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.hancockhorizonfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year for the past 10 years and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hancockhorizonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
4.85%	(2.60)%
(12/31/2008)	(06/30/2013)

The performance information shown above is based on a calendar year. The Fund's Institutional Class Shares' performance from 1/1/16 to 3/31/16 was 2.07%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.60%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2015
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Aafter-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class Shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns for the periods ended December 31, 2015 to those of appropriate broad based indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for Institutional Class Shares only. After-tax returns for other classes will vary.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON CORE BOND FUND | INSTITUTIONAL CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 966
Annual Return 2006	rr_AnnualReturn2006	4.16%
Annual Return 2007	rr_AnnualReturn2007	6.42%
Annual Return 2008	rr_AnnualReturn2008	4.52%
Annual Return 2009	rr_AnnualReturn2009	7.24%
Annual Return 2010	rr_AnnualReturn2010	5.14%
Annual Return 2011	rr_AnnualReturn2011	6.69%
Annual Return 2012	rr_AnnualReturn2012	4.71%
Annual Return 2013	rr_AnnualReturn2013	(1.33%)
Annual Return 2014	rr_AnnualReturn2014	2.79%
Annual Return 2015	rr_AnnualReturn2015	(0.66%)
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
1 YEAR	rr_AverageAnnualReturnYear01	(0.66%)
5 YEARS	rr_AverageAnnualReturnYear05	2.39%
10 YEARS	rr_AverageAnnualReturnYear10	3.93%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.35%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 31, 2000
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON CORE BOND FUND | INVESTOR CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,259
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
1 YEAR	rr_AverageAnnualReturnYear01	(4.88%)
5 YEARS	rr_AverageAnnualReturnYear05	1.31%
10 YEARS	rr_AverageAnnualReturnYear10	3.25%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.82%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 31, 2000
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON CORE BOND FUND | CLASS C SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 181
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	560
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	964
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,095
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
1 YEAR	rr_AverageAnnualReturnYear01	(1.65%)
5 YEARS	rr_AverageAnnualReturnYear05	1.39%
10 YEARS	rr_AverageAnnualReturnYear10	2.92%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.36%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 31, 2000
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON CORE BOND FUND | FUND RETURNS AFTER TAXES ON DISTRIBUTIONS | INSTITUTIONAL CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 YEAR	rr_AverageAnnualReturnYear01	(1.69%)
5 YEARS	rr_AverageAnnualReturnYear05	1.37%
10 YEARS	rr_AverageAnnualReturnYear10	2.66%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.88%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 31, 2000
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON CORE BOND FUND | FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES | INSTITUTIONAL CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 YEAR	rr_AverageAnnualReturnYear01	(0.37%)
5 YEARS	rr_AverageAnnualReturnYear05	1.43%
10 YEARS	rr_AverageAnnualReturnYear10	2.57%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.83%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 31, 2000
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON CORE BOND FUND | BARCLAYS INTERMEDIATE U.S. AGGREGATE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BARCLAYS INTERMEDIATE U.S. AGGREGATE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 YEAR	rr_AverageAnnualReturnYear01	1.21%
5 YEARS	rr_AverageAnnualReturnYear05	2.74%
10 YEARS	rr_AverageAnnualReturnYear10	4.26%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.07%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 31, 2000
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON CORE BOND FUND | LIPPER(R) CORE PLUS BOND FUNDS CLASSIFICATION AVERAGE (REFLECTS NO DEDUCTION FOR SALES CHARGES OR TAXES)
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	LIPPER(R) CORE PLUS BOND FUNDS CLASSIFICATION AVERAGE (REFLECTS NO DEDUCTION FOR SALES CHARGES OR TAXES)
1 YEAR	rr_AverageAnnualReturnYear01	(0.82%)
5 YEARS	rr_AverageAnnualReturnYear05	3.57%
10 YEARS	rr_AverageAnnualReturnYear10	4.66%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.36%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 31, 2000
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hancock Horizon Louisiana Tax-Free Income Fund (the "Louisiana Tax-Free Income Fund" or the "Fund") seeks current income exempt from both federal income tax and Louisiana personal income tax.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	MAY 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that pay interest that is exempt from federal and Louisiana income tax. This investment policy may not be changed without shareholder approval. While the Fund intends to invest primarily in municipal bonds of Louisiana issuers, securities of issuers located outside of Louisiana that are exempt from both federal and Louisiana income tax are included for purposes of the 80% test. The Fund may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

The types of municipal securities that the Fund may invest in include, without limitation, state and local general obligation bonds (bonds whose payments are typically backed by the taxing power of the municipal issuer) and revenue bonds (bonds whose payments are backed by revenue from a particular source). The Fund may also invest in other municipal securities including, without limitation, industrial development bonds, bond anticipation notes, tax anticipation notes, municipal lease obligations, certificates of participation and tax exempt commercial paper. In addition, the Fund may invest in securities of investment companies, including exchange-traded funds ("ETFs"), pending direct investment in municipal securities. The Fund intends to invest in investment grade municipal bonds (rated in one of the four highest rating categories by at least one rating agency), but also may invest up to 15% of its net assets in municipal bonds rated below investment grade (high yield or "junk" bonds). Although the Fund intends to invest substantially all of its assets in tax-free securities, the Fund may invest up to 20% of its net assets in securities that pay interest subject to the federal alternative minimum tax and in securities that pay taxable interest. The Fund is non-diversified, meaning that it may invest a large percentage of its assets in a single issuer or a relatively small number of issuers. The Fund, however, intends to satisfy the asset diversification tests to be treated as a regulated investment company.

In selecting investments for the Fund, the Adviser employs a value-oriented strategy to identify higher yielding bonds that offer a greater potential for above average returns. When making investment decisions, the Adviser seeks to leverage its knowledge of Louisiana issues and issuers to gain a competitive advantage in the selection of undervalued bonds. Although the Adviser intends to invest Fund assets across a variety of municipal securities, the Fund may have significant positions in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more economic sectors (such as housing, hospitals, healthcare facilities or utilities). The Adviser may sell a bond it deems to have deteriorating credit quality or limited upside potential as compared to other investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that pay interest that is exempt from federal and Louisiana income tax.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

MUNICIPAL SECURITIES RISK -- Because the Fund primarily purchases municipal bonds, the Fund is more susceptible to adverse economic, political or regulatory changes that may impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

The Fund's concentration of investments in securities of issuers located in Louisiana subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Louisiana obligations than a mutual fund that does not have as great a concentration in Louisiana. As with Louisiana municipal securities, events in any of the U.S. territories where the Fund is invested may affect the Fund's investments and its performance.

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing industrial development, transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or non-compliant conduct of bond issuers. A portion of the Fund's income may be taxable to shareholders subject to the federal alternative minimum tax.

FIXED INCOME SECURITIES RISK -- The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Given the historically low interest rate environment, risks associated with rising rates are heightened. The volatility of lower-rated securities is even greater than that of higher-rated securities. Interest rate risk is generally greater for fixed income securities with longer maturities or duration.

The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

HIGH YIELD SECURITIES RISK -- High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial condition of the issuer of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

INVESTMENT IN OTHER INVESTMENT COMPANIES RISK -- To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares may trade at a discount or premium to their net asset value. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

NON-DIVERSIFICATION RISK -- Because the Fund is non-diversified, it may be more susceptible to a single adverse economic or political occurrence affecting one or more of the issuers, and may experience increased volatility due to its investments in those securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

NON-DIVERSIFICATION RISK -- Because the Fund is non-diversified, it may be more susceptible to a single adverse economic or political occurrence affecting one or more of the issuers, and may experience increased volatility due to its investments in those securities.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Prior to May 31, 2016, Investor Class Shares of the Fund were called "Class A Shares," and shareholders were charged a sales charge on certain purchases of Class A Shares. The Investor Class Shares performance provided in the table below for the period prior to May 31, 2016 represents the performance of Investor Class Shares when they were called Class A Shares and includes the Maximum Sales Charge (Load) that was applicable to Class A Shares.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.hancockhorizonfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hancockhorizonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
6.82%	(6.13)%
(03/31/2014)	(06/30/2013)

The performance information shown above is based on a calendar year. The Fund's Institutional Class Shares' performance from 1/1/16 to 3/31/16 was 1.21%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.13%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2015
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class Shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns for the periods ended December 31, 2015 to those of appropriate broad based indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for Institutional Class Shares only. After-tax returns for other classes will vary.

INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND | INSTITUTIONAL CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.72%
Other Expenses	rr_OtherExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.75%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	669
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,540
Annual Return 2012	rr_AnnualReturn2012	8.10%
Annual Return 2013	rr_AnnualReturn2013	(9.77%)
Annual Return 2014	rr_AnnualReturn2014	16.33%
Annual Return 2015	rr_AnnualReturn2015	4.23%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
1 YEAR	rr_AverageAnnualReturnYear01	4.23%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.26%	[4]
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND | INVESTOR CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.72%
Other Expenses	rr_OtherExpensesOverAssets	0.97%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.00%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	801
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,819
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
1 YEAR	rr_AverageAnnualReturnYear01	(0.25%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.11%	[4]
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND | CLASS C SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.72%
Other Expenses	rr_OtherExpensesOverAssets	0.97%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.75%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 178
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	670
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,189
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,612
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
1 YEAR	rr_AverageAnnualReturnYear01	3.91%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.62%	[5]
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND | FUND RETURNS AFTER TAXES ON DISTRIBUTIONS | INSTITUTIONAL CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 YEAR	rr_AverageAnnualReturnYear01	4.23%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.25%	[4]
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND | FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES | INSTITUTIONAL CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 YEAR	rr_AverageAnnualReturnYear01	3.73%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.65%	[4]
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND | BARCLAYS MUNICIPAL BOND INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BARCLAYS MUNICIPAL BOND INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 YEAR	rr_AverageAnnualReturnYear01	3.30%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.62%	[6]
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND | LIPPER(R) OTHER STATES MUNICIPAL FUNDS CLASSIFICATION AVERAGE (REFLECTS NO DEDUCTION FOR SALES CHARGES OR TAXES)
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	LIPPER(R) OTHER STATES MUNICIPAL FUNDS CLASSIFICATION AVERAGE (REFLECTS NO DEDUCTION FOR SALES CHARGES OR TAXES)
1 YEAR	rr_AverageAnnualReturnYear01	2.48%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.94%	[6]
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Hancock Horizon Mississippi Tax-Free Income Fund (the "Mississippi Tax-Free Income Fund" or the "Fund") seeks current income exempt from both federal income tax and Mississippi personal income tax.

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	MAY 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that pay interest that is exempt from federal and Mississippi income tax. This investment policy may not be changed without shareholder approval. While the Fund intends to invest primarily in municipal bonds of Mississippi issuers, securities of issuers located outside of Mississippi that are exempt from both federal and Mississippi income tax are included for purposes of the 80% test. The Fund may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

The types of municipal securities that the Fund may invest in include, without limitation, state and local general obligation bonds (bonds whose payments are typically backed by the taxing power of the municipal issuer) and revenue bonds (bonds whose payments are backed by revenue from a particular source). The Fund may also invest in other municipal securities including, without limitation, industrial development bonds, bond anticipation notes, tax anticipation notes, municipal lease obligations, certificates of participation and tax exempt commercial paper. In addition, the Fund may invest in securities of investment companies, including exchange-traded funds ("ETFs"), pending direct investment in municipal securities. The Fund intends to invest in investment grade municipal bonds (rated in one of the four highest rating categories by at least one rating agency), but also may invest up to 15% of its net assets in municipal bonds rated below investment grade (high yield or "junk" bonds). Although the Fund intends to invest substantially all of its assets in tax-free securities, the Fund may invest up to 20% of its net assets in securities that pay interest subject to the federal alternative minimum tax and in securities that pay taxable interest. The Fund is non-diversified, meaning that it may invest a large percentage of its assets in a single issuer or a relatively small number of issuers. The Fund, however, intends to satisfy the asset diversification tests to be treated as a regulated investment company.

In selecting investments for the Fund, the Adviser employs a value-oriented strategy to identify higher yielding bonds that offer a greater potential for above average returns. When making investment decisions, the Adviser seeks to leverage its knowledge of Mississippi issues and issuers to gain a competitive advantage in the selection of undervalued bonds. Although the Adviser intends to invest Fund assets across a variety of municipal securities, the Fund may have significant positions in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more economic sectors (such as housing, hospitals, healthcare facilities or utilities). The Adviser may sell a bond it deems to have deteriorating credit quality or limited upside potential as compared to other investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that pay interest that is exempt from federal and Mississippi income tax.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

MUNICIPAL SECURITIES RISK -- Because the Fund primarily purchases municipal bonds, the Fund is more susceptible to adverse economic, political or regulatory changes that may impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

The Fund's concentration of investments in securities of issuers located in Mississippi subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Mississippi obligations than a mutual fund that does not have as great a concentration in Mississippi. As with Mississippi municipal securities, events in any of the U.S. territories where the Fund is invested may affect the Fund's investments and its performance.

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing industrial development, transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or non-compliant conduct of bond issuers. A portion of the Fund's income may be taxable to shareholders subject to the federal alternative minimum tax.

FIXED INCOME SECURITIES RISK -- The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Given the historically low interest rate environment, risks associated with rising rates are heightened. The volatility of lower-rated securities is even greater than that of higher-rated securities. Interest rate risk is generally greater for fixed income securities with longer maturities or duration.

The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

HIGH YIELD SECURITIES RISK -- High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial condition of the issuer of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

INVESTMENT IN OTHER INVESTMENT COMPANIES RISK -- To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares may trade at a discount or premium to their net asset value. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

NON-DIVERSIFICATION RISK -- Because the Fund is non-diversified, it may be more susceptible to a single adverse economic or political occurrence affecting one or more of the issuers, and may experience increased volatility due to its investments in those securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

NON-DIVERSIFICATION RISK -- Because the Fund is non-diversified, it may be more susceptible to a single adverse economic or political occurrence affecting one or more of the issuers, and may experience increased volatility due to its investments in those securities.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Prior to May 31, 2016, Investor Class Shares of the Fund were called "Class A Shares," and shareholders were charged a sales charge on certain purchases of Class A Shares. The Investor Class Shares performance provided in the table below for the period prior to May 31, 2016 represents the performance of Investor Class Shares when they were called Class A Shares and includes the Maximum Sales Charge (Load) that was applicable to Class A Shares.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.hancockhorizonfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hancockhorizonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
5.58%	(5.22)%
(03/31/2014)	(06/30/2013)

The performance information shown above is based on a calendar year. The Fund's Institutional Class Shares' performance from 1/1/16 to 3/31/16 was 1.80%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.22%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2015
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(REFLECTS NO DEDUCTION FOR SALES CHARGES OR TAXES)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class Shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns for the periods ended December 31, 2015 to those of appropriate broad based indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for Institutional Class Shares only. After-tax returns for other classes will vary.

INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND | INSTITUTIONAL CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.75%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	572
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,309
Annual Return 2012	rr_AnnualReturn2012	7.68%
Annual Return 2013	rr_AnnualReturn2013	(8.78%)
Annual Return 2014	rr_AnnualReturn2014	14.48%
Annual Return 2015	rr_AnnualReturn2015	3.25%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
1 YEAR	rr_AverageAnnualReturnYear01	3.25%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.75%	[4]
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND | INVESTOR CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.00%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	706
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,593
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
1 YEAR	rr_AverageAnnualReturnYear01	(1.11%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.62%	[4]
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND | CLASS C SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.47%
Other Expenses	rr_OtherExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.75%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 178
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	618
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,084
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,375
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
1 YEAR	rr_AverageAnnualReturnYear01	2.36%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.71%	[5]
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND | FUND RETURNS AFTER TAXES ON DISTRIBUTIONS | INSTITUTIONAL CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 YEAR	rr_AverageAnnualReturnYear01	3.25%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.70%	[4]
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND | FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES | INSTITUTIONAL CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 YEAR	rr_AverageAnnualReturnYear01	3.18%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.23%	[4]
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND | BARCLAYS MUNICIPAL BOND INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BARCLAYS MUNICIPAL BOND INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 YEAR	rr_AverageAnnualReturnYear01	3.30%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.62%	[6]
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND | LIPPER(R) OTHER STATES MUNICIPAL FUNDS CLASSIFICATION AVERAGE (REFLECTS NO DEDUCTION FOR SALES CHARGES OR TAXES)
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	LIPPER(R) OTHER STATES MUNICIPAL FUNDS CLASSIFICATION AVERAGE (REFLECTS NO DEDUCTION FOR SALES CHARGES OR TAXES)
1 YEAR	rr_AverageAnnualReturnYear01	2.48%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.94%	[6]
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON DIVERSIFIED INCOME FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HANCOCK HORIZON DIVERSIFIED INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hancock Horizon Diversified Income Fund (the "Diversified Income Fund" or the "Fund") seeks to maximize current income, with a secondary goal of long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	MAY 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

THE TOTAL ANNUAL FUND OPERATING EXPENSES IN THIS FEE TABLE, BOTH BEFORE AND AFTER FEE REDUCTIONS AND/OR EXPENSE REIMBURSEMENTS, DO NOT CORRELATE TO THE EXPENSE RATIO IN THE FUND'S FINANCIAL HIGHLIGHTS BECAUSE THE FINANCIAL HIGHLIGHTS INCLUDE ONLY THE DIRECT OPERATING EXPENSES INCURRED BY THE FUND, AND EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to maximize current income and, secondarily, achieve long-term capital appreciation, by investing in a broad range of income-producing securities, including, but not limited to, common and preferred stocks, corporate bonds, government securities, municipal bonds, real estate investment trusts ("REITs"), master limited partnerships ("MLPs"), mortgage-backed and asset-backed securities, and bank loans.

For the equity portion of the Fund's portfolio, the Fund may invest in common and preferred stock. In addition to stocks, MLPs and REITs, the Fund may also invest in convertible securities and American Depositary Receipts ("ADRs"), which are certificates typically issued by a bank or trust company that represent securities issued by a foreign or domestic company. The Fund may invest in securities of companies of any market capitalization. The Adviser may, from time to time, focus the Fund's investments on dividend-paying equity securities.

For the fixed income portion of the Fund's portfolio, the Fund may invest in debt instruments of any maturity or credit quality, including instruments rated below investment grade ("high yield" or "junk" bonds). There is no limit on the amount of Fund assets that may be invested in high yield bonds. The Fund may invest in government securities, including securities issued by U.S. government-sponsored entities, U.S. agencies and instrumentalities, foreign governments and supranational entities, and municipal bonds. In addition, the Fund may invest in asset-backed securities, including residential and commercial mortgage-backed securities. The Adviser may, from time to time, focus the Fund's investments on corporate debt.

Securities in the Fund's portfolio may be issued by domestic or foreign public or private entities, and may include securities of emerging markets issuers. The Fund may invest up to 20% of its assets in securities of emerging markets issuers. The Fund may also invest in exchange-traded funds ("ETFs"), mutual funds and closed-end funds in seeking to achieve its investment objective.

The Adviser allocates the Fund's assets among asset classes based on, among other things, its evaluation of market conditions, asset class and/or security values, correlation among asset classes, and the level of income production of a particular asset class or security. Allocations may vary from time to time. There is no limit on how or the percentage of Fund assets the Adviser may allocate to different asset classes.

In selecting investments for the Fund, the Adviser considers the level of income that an investment can provide to achieve the Fund's objective. In addition, a potential investment will be evaluated in terms of its level of risk, its relative value to similar types of investments, and its correlation to other assets within the Fund's portfolio.

The Adviser may sell a security if its relative contribution to the Fund's portfolio has diminished compared to other investment alternatives or if its risk has increased relative to other investment alternatives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund seeks to maximize current income and, secondarily, achieve long-term capital appreciation, by investing in a broad range of income-producing securities, including, but not limited to, common and preferred stocks, corporate bonds, government securities, municipal bonds, real estate investment trusts ("REITs"), master limited partnerships ("MLPs"), mortgage-backed and asset-backed securities, and bank loans.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The mid- and small-capitalization companies the Fund may invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium- and small-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid- and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

FIXED INCOME SECURITIES RISK -- The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Given the historically low interest rate environment, risks associated with rising rates are heightened. The volatility of lower-rated securities is even greater than that of higher-rated securities. Interest rate risk is generally greater for fixed income securities with longer maturities or duration.

The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment grade security is more likely to pay interest and repay principal than an issuer of a lower-rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

MORTGAGE-BACKED SECURITIES RISK -- The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore difficult to calculate how they will respond to changes in interest rates. The Fund may have to re-invest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

ASSET-BACKED SECURITIES RISK -- Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because certain asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Moreover, the value of the collateral may be insufficient to cover the principal amount of the obligation. Other asset-backed securities do not have the benefit of a security interest in collateral at all.

U.S. GOVERNMENT SECURITIES RISK -- U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

HIGH YIELD SECURITIES RISK -- High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial condition of the issuer of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

FOREIGN COMPANY RISK -- Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- The Fund may invest in companies located or doing business in emerging market countries. An "emerging market" country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. Investments in emerging market securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Moreover, the currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

MLPs RISK -- MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

REITs RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: (i) declines in property values; (ii) increases in property taxes, operating expenses, interest rates or competition; (iii) overbuilding; (iv) zoning changes; and (v) losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

INVESTMENT IN OTHER INVESTMENT COMPANIES RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares may trade at a discount or premium to their net asset value. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

Bank Loans Risk -- The Fund may invest in bank loans through participations or assignments. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan. Investments in unsecured bank loans are subject to a greater risk of loss than investments in bank loans secured by collateral.

Bank loans may not be considered "securities," and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Prior to May 31, 2016, Investor Class Shares of the Fund were called "Class A Shares," and shareholders were charged a sales charge on certain purchases of Class A Shares. The Investor Class Shares performance provided in the table below for the period prior to May 31, 2016 represents the performance of Investor Class Shares when they were called Class A Shares and includes the Maximum Sales Charge (Load) that was applicable to Class A Shares.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.hancockhorizonfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hancockhorizonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
6.06%	(5.34)%
(03/31/2013)	(09/30/2015)

The performance information shown above is based on a calendar year. The Fund's Institutional Class Shares' performance from 1/1/16 to 3/31/16 was 1.55%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.34%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2015
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class Shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns for the periods ended December 31, 2015 to those of appropriate broad based indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for Institutional Class Shares only. After-tax returns for other classes will vary.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON DIVERSIFIED INCOME FUND | INSTITUTIONAL CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[7]
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.12%	[7],[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	377
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	661
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,468
Annual Return 2013	rr_AnnualReturn2013	7.14%
Annual Return 2014	rr_AnnualReturn2014	3.13%
Annual Return 2015	rr_AnnualReturn2015	(8.78%)
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
1 YEAR	rr_AverageAnnualReturnYear01	(8.78%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.54%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep. 26, 2012
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON DIVERSIFIED INCOME FUND | INVESTOR CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%	[7]
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.37%	[7],[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 139
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	455
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	793
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,749
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
1 YEAR	rr_AverageAnnualReturnYear01	(12.88%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(1.02%)
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep. 26, 2012
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON DIVERSIFIED INCOME FUND | CLASS C SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%	[7]
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.12%	[7],[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 215
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	685
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,181
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,547
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
1 YEAR	rr_AverageAnnualReturnYear01	(9.70%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(0.43%)
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep. 26, 2012
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON DIVERSIFIED INCOME FUND | FUND RETURNS AFTER TAXES ON DISTRIBUTIONS | INSTITUTIONAL CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 YEAR	rr_AverageAnnualReturnYear01	(10.90%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(1.36%)
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep. 26, 2012
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON DIVERSIFIED INCOME FUND | FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES | INSTITUTIONAL CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 YEAR	rr_AverageAnnualReturnYear01	(5.15%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(0.41%)
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep. 26, 2012
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON DIVERSIFIED INCOME FUND | DOW JONES U.S. SELECT DIVIDEND INDEX ("DOW JONES INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	DOW JONES U.S. SELECT DIVIDEND INDEX ("DOW JONES INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 YEAR	rr_AverageAnnualReturnYear01	(1.64%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	12.52%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep. 26, 2012
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON DIVERSIFIED INCOME FUND | BARCLAYS U.S. INTERMEDIATE AGGREGATE BOND INDEX ("BARCLAYS INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BARCLAYS U.S. INTERMEDIATE AGGREGATE BOND INDEX ("BARCLAYS INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 YEAR	rr_AverageAnnualReturnYear01	1.21%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.34%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep. 26, 2012
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON DIVERSIFIED INCOME FUND | 50/50 HYBRID OF THE DOW JONES INDEX AND THE BARCLAYS INDEX
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	50/50 HYBRID OF THE DOW JONES INDEX AND THE BARCLAYS INDEX
1 YEAR	rr_AverageAnnualReturnYear01	(0.15%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.91%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep. 26, 2012
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON VALUE FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HANCOCK HORIZON VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hancock Horizon Value Fund (the "Value Fund" or the "Fund") seeks long-term capital appreciation with a secondary goal of current income.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks capital appreciation by investing primarily (at least 80% of its net assets, plus any borrowings for investment purposes) in U.S. common stocks. The Fund may also invest in real estate investment trusts ("REITs"). The Fund invests in "undervalued" companies with medium to large capitalizations (in excess of $2 billion) that the Adviser believes are of sound financial quality and are actively traded in the market. While capital appreciation is the primary purpose for investing in a company, the Fund will emphasize companies that pay current dividends. Horizon Advisers (the "Adviser") employs a quantitative method of analysis in its investment decision making. These measurable quantitative factors include relative price to earnings ratio, cash flow, increasing growth measured by a company's profitability, earnings surprise, estimate revision, and book value of a company relative to its stock price. The Adviser also considers the sector weighting of peer funds in the Lipper(R) Multi-Cap Value Funds Classification. The Adviser continually monitors the Fund's portfolio and may sell a security when there is a fundamental change in the company's prospects or better investment opportunities become available.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks capital appreciation by investing primarily (at least 80% of its net assets, plus any borrowings for investment purposes) in U.S. common stocks.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

VALUE STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of market conditions, or a company's value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

REITs RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: (i) declines in property values; (ii) increases in property taxes, operating expenses, interest rates or competition; (iii) overbuilding; (iv) zoning changes; and (v) losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year for the past 10 years and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

Prior to May 31, 2016, Investor Class Shares of the Fund were called "Class A Shares," and shareholders were charged a sales charge on certain purchases of Class A Shares. The Investor Class Shares performance provided in the table below for the period prior to May 31, 2016 represents the performance of Investor Class Shares when they were called Class A Shares and includes the Maximum Sales Charge (Load) that was applicable to Class A Shares.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.hancockhorizonfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year for the past 10 years and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hancockhorizonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
13.54%	(19.39)%
(12/31/2011)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's Institutional Class Shares' performance from 1/1/16 to 3/31/16 was 1.83%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.39%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2015
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class Shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns for the periods ended December 31, 2015 to those of appropriate broad based indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for Institutional Class Shares only. After-tax returns for other classes will vary.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON VALUE FUND | INSTITUTIONAL CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.21%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,236
Annual Return 2006	rr_AnnualReturn2006	18.35%
Annual Return 2007	rr_AnnualReturn2007	9.29%
Annual Return 2008	rr_AnnualReturn2008	(34.49%)
Annual Return 2009	rr_AnnualReturn2009	12.40%
Annual Return 2010	rr_AnnualReturn2010	15.84%
Annual Return 2011	rr_AnnualReturn2011	0.89%
Annual Return 2012	rr_AnnualReturn2012	12.37%
Annual Return 2013	rr_AnnualReturn2013	38.71%
Annual Return 2014	rr_AnnualReturn2014	7.11%
Annual Return 2015	rr_AnnualReturn2015	(6.71%)
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
1 YEAR	rr_AverageAnnualReturnYear01	(6.71%)
5 YEARS	rr_AverageAnnualReturnYear05	9.46%
10 YEARS	rr_AverageAnnualReturnYear10	5.66%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.48%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 31, 2000
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON VALUE FUND | INVESTOR CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.21%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,523
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
1 YEAR	rr_AverageAnnualReturnYear01	(11.83%)
5 YEARS	rr_AverageAnnualReturnYear05	8.01%
10 YEARS	rr_AverageAnnualReturnYear10	4.82%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.85%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 31, 2000
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON VALUE FUND | CLASS C SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.21%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 204
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	630
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,083
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,338
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
1 YEAR	rr_AverageAnnualReturnYear01	(7.67%)
5 YEARS	rr_AverageAnnualReturnYear05	8.36%
10 YEARS	rr_AverageAnnualReturnYear10	4.62%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.44%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 31, 2000
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON VALUE FUND | FUND RETURNS AFTER TAXES ON DISTRIBUTIONS | INSTITUTIONAL CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 YEAR	rr_AverageAnnualReturnYear01	(9.81%)
5 YEARS	rr_AverageAnnualReturnYear05	7.18%
10 YEARS	rr_AverageAnnualReturnYear10	4.23%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.38%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 31, 2000
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON VALUE FUND | FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES | INSTITUTIONAL CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 YEAR	rr_AverageAnnualReturnYear01	(1.66%)
5 YEARS	rr_AverageAnnualReturnYear05	7.24%
10 YEARS	rr_AverageAnnualReturnYear10	4.48%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.20%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 31, 2000
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON VALUE FUND | RUSSELL 1000(R) VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	RUSSELL 1000(R) VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 YEAR	rr_AverageAnnualReturnYear01	(3.83%)
5 YEARS	rr_AverageAnnualReturnYear05	11.27%
10 YEARS	rr_AverageAnnualReturnYear10	6.16%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.07%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 31, 2000
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON VALUE FUND | LIPPER(R) MULTI-CAP VALUE FUNDS CLASSIFICATION AVERAGE (REFLECTS NO DEDUCTION FOR SALES CHARGES OR TAXES)
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	LIPPER(R) MULTI-CAP VALUE FUNDS CLASSIFICATION AVERAGE (REFLECTS NO DEDUCTION FOR SALES CHARGES OR TAXES)
1 YEAR	rr_AverageAnnualReturnYear01	(5.23%)
5 YEARS	rr_AverageAnnualReturnYear05	9.24%
10 YEARS	rr_AverageAnnualReturnYear10	5.52%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.19%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 31, 2000
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON GROWTH FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HANCOCK HORIZON GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hancock Horizon Growth Fund (the "Growth Fund" or the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 130% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	130.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks capital appreciation by investing primarily (at least 80% of its net assets, plus any borrowings for investment purposes) in U.S. common stocks. The Fund may also invest in real estate investment trusts ("REITs"). The Fund focuses on stocks of companies with medium to large market capitalizations (in excess of $2 billion) whose sales and earnings are expected to grow at an above average rate. Horizon Advisers (the "Adviser") employs a quantitative method of analysis in its investment decision making. These measurable quantitative factors include earnings surprise and estimate revision, historical price performance of a stock compared to other stocks in the market, increasing growth measured by a company's return on equity, and relative price-to-earnings ratio and cash flow. The Adviser continually monitors the Fund's portfolio and may sell a security when there is a fundamental change in the company's prospects or better investment opportunities become available.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks capital appreciation by investing primarily (at least 80% of its net assets, plus any borrowings for investment purposes) in U.S. common stocks.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

GROWTH STYLE RISK -- The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

REITs RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: (i) declines in property values; (ii) increases in property taxes, operating expenses, interest rates or competition; (iii) overbuilding; (iv) zoning changes; and (v) losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year for the past 10 years and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

Prior to May 31, 2016, Investor Class Shares of the Fund were called "Class A Shares," and shareholders were charged a sales charge on certain purchases of Class A Shares. The Investor Class Shares performance provided in the table below for the period prior to May 31, 2016 represents the performance of Investor Class Shares when they were called Class A Shares and includes the Maximum Sales Charge (Load) that was applicable to Class A Shares.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.hancockhorizonfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year for the past 10 years and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hancockhorizonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
15.13%	(24.86)%
(03/31/2012)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's Institutional Class Shares' performance from 1/1/16 to 3/31/16 was (2.99)%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.99%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.86%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2015
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class Shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns for the periods ended December 31, 2015 to those of appropriate broad based indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for Institutional Class Shares only. After-tax returns for other classes will vary.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON GROWTH FUND | INSTITUTIONAL CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.22%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,248
Annual Return 2006	rr_AnnualReturn2006	4.38%
Annual Return 2007	rr_AnnualReturn2007	10.60%
Annual Return 2008	rr_AnnualReturn2008	(42.48%)
Annual Return 2009	rr_AnnualReturn2009	23.01%
Annual Return 2010	rr_AnnualReturn2010	18.38%
Annual Return 2011	rr_AnnualReturn2011	(0.69%)
Annual Return 2012	rr_AnnualReturn2012	17.13%
Annual Return 2013	rr_AnnualReturn2013	31.58%
Annual Return 2014	rr_AnnualReturn2014	14.10%
Annual Return 2015	rr_AnnualReturn2015	1.88%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
1 YEAR	rr_AverageAnnualReturnYear01	1.88%
5 YEARS	rr_AverageAnnualReturnYear05	12.21%
10 YEARS	rr_AverageAnnualReturnYear10	5.58%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.47%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2001
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON GROWTH FUND | INVESTOR CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.22%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,534
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
1 YEAR	rr_AverageAnnualReturnYear01	(3.64%)
5 YEARS	rr_AverageAnnualReturnYear05	10.75%
10 YEARS	rr_AverageAnnualReturnYear10	4.75%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.84%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2001
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON GROWTH FUND | CLASS C SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.22%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 205
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	634
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,088
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,348
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
1 YEAR	rr_AverageAnnualReturnYear01	0.88%
5 YEARS	rr_AverageAnnualReturnYear05	11.10%
10 YEARS	rr_AverageAnnualReturnYear10	4.53%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.44%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2001
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON GROWTH FUND | FUND RETURNS AFTER TAXES ON DISTRIBUTIONS | INSTITUTIONAL CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 YEAR	rr_AverageAnnualReturnYear01	(0.52%)
5 YEARS	rr_AverageAnnualReturnYear05	9.95%
10 YEARS	rr_AverageAnnualReturnYear10	4.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.60%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2001
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON GROWTH FUND | FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES | INSTITUTIONAL CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 YEAR	rr_AverageAnnualReturnYear01	2.69%
5 YEARS	rr_AverageAnnualReturnYear05	9.44%
10 YEARS	rr_AverageAnnualReturnYear10	4.34%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.40%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2001
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON GROWTH FUND | RUSSELL 1000(R) GROWTH INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	RUSSELL 1000(R) GROWTH INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 YEAR	rr_AverageAnnualReturnYear01	5.67%
5 YEARS	rr_AverageAnnualReturnYear05	13.53%
10 YEARS	rr_AverageAnnualReturnYear10	8.53%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.89%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2001
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON GROWTH FUND | LIPPER(R) MULTI-CAP GROWTH FUNDS CLASSIFICATION AVERAGE (REFLECTS NO DEDUCTION FOR SALES CHARGES OR TAXES)
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	LIPPER(R) MULTI-CAP GROWTH FUNDS CLASSIFICATION AVERAGE (REFLECTS NO DEDUCTION FOR SALES CHARGES OR TAXES)
1 YEAR	rr_AverageAnnualReturnYear01	2.51%
5 YEARS	rr_AverageAnnualReturnYear05	11.12%
10 YEARS	rr_AverageAnnualReturnYear10	7.34%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.36%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2001
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hancock Horizon Quantitative Long/Short Fund (the "Quantitative Long/Short Fund" or the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 159% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	159.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

THE TOTAL ANNUAL FUND OPERATING EXPENSES IN THIS FEE TABLE DO NOT CORRELATE TO THE EXPENSE RATIO IN THE FUND'S FINANCIAL HIGHLIGHTS BECAUSE THE FINANCIAL HIGHLIGHTS INCLUDE ONLY THE DIRECT OPERATING EXPENSES INCURRED BY THE FUND, AND EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks long-term capital appreciation by taking long and short positions in equity securities of publicly-traded companies in the United States. Using a quantitative model developed by the Adviser, the Fund buys stocks "long" that the Adviser believes are undervalued relative to their peers, and sells stocks "short" that the Adviser believes are overvalued relative to their peers. The Fund primarily buys and sells stocks included in the S&P Composite 1500 Index, but may invest in other companies with market capitalizations of at least $100 million.

The Fund typically maintains a net long exposure of approximately 45-115% and expects that, on average, 0-35% of the Fund's assets will be sold "short." With a long position, the Fund purchases a security outright; with a short position, the Fund sells a security that it has borrowed. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Adviser believes a security's price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. The Fund may reinvest the proceeds of its short sales by taking additional long positions, thus allowing the Fund to maintain long positions in excess of 100% of its net assets.

The Fund may, but is not required to, use derivatives, such as futures, options, forward contracts, and swap agreements, as an alternative to selling a security short, to increase returns, or as part of a hedging strategy. The Fund may also invest in real estate investment trusts ("REITs").

In its investment decision making process, the Adviser first utilizes various quantitative screens based on valuation, earnings, and momentum factors. The information provided by the quantitative screens is then supplemented by fundamental and technical analysis. The Adviser continually monitors the Fund's portfolio and may sell or cover a short position of a security when there is a fundamental change in the company's prospects or better investment opportunities become available. The Fund may buy and sell investments frequently, which could result in a high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SHORT SALES RISK -- The Fund is also subject to short sales risk. Short sales are transactions in which the Fund sells a security it does not own. The Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. The risk of such price increases is the principal risk of engaging in short sales.

In addition, the Fund's investment performance may suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. Moreover, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the dividend that the Fund is obligated to pay is greater than the return earned by the Fund on investments, the performance of the Fund will be negatively impacted. Furthermore, the Fund may be required to pay a premium or interest to the lender of the security. The foregoing types of short sale expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity.

DERIVATIVES RISK -- Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

Because derivative instruments may be purchased by the Fund for a fraction of the market value of the investments underlying such instruments, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The mid- and small-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium-and small-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid- and small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

REITs RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: (i) declines in property values; (ii) increases in property taxes, operating expenses, interest rates or competition; (iii) overbuilding; (iv) zoning changes; and (v) losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

PORTFOLIO TURNOVER RISK -- The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Prior to May 31, 2016, Investor Class Shares of the Fund were called "Class A Shares," and shareholders were charged a sales charge on certain purchases of Class A Shares. The Investor Class Shares performance provided in the table below for the period prior to May 31, 2016 represents the performance of Investor Class Shares when they were called Class A Shares and includes the Maximum Sales Charge (Load) that was applicable to Class A Shares.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.hancockhorizonfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hancockhorizonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
12.95%	(18.56)%
(12/31/2010)	(09/30/2011)

The performance information shown above is based on a calendar year. The Fund's Institutional Class Shares' performance from 1/1/16 to 3/31/16 was (0.23)%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.23%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.56%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2015
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class Shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns for the periods ended December 31, 2015 to those of appropriate broad based indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for Institutional Class Shares only. After-tax returns for other classes will vary.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND | INSTITUTIONAL CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.15%	[9]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and Interest Expenses on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.29%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%	[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 171
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	530
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	913
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,987
Annual Return 2009	rr_AnnualReturn2009	7.00%
Annual Return 2010	rr_AnnualReturn2010	16.82%
Annual Return 2011	rr_AnnualReturn2011	1.93%
Annual Return 2012	rr_AnnualReturn2012	8.89%
Annual Return 2013	rr_AnnualReturn2013	24.88%
Annual Return 2014	rr_AnnualReturn2014	8.98%
Annual Return 2015	rr_AnnualReturn2015	0.31%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
1 YEAR	rr_AverageAnnualReturnYear01	0.31%
5 YEARS	rr_AverageAnnualReturnYear05	8.67%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.91%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2008
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND | INVESTOR CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.15%	[9]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and Interest Expenses on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.29%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%	[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 199
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	615
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,057
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,285
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
1 YEAR	rr_AverageAnnualReturnYear01	(5.18%)
5 YEARS	rr_AverageAnnualReturnYear05	7.24%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.87%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2008
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND | CLASS C SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.15%	[9]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Dividend and Interest Expenses on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.29%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.73%	[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 276
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	847
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,445
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,061
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
1 YEAR	rr_AverageAnnualReturnYear01	(0.69%)
5 YEARS	rr_AverageAnnualReturnYear05	7.60%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.86%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2008
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND | FUND RETURNS AFTER TAXES ON DISTRIBUTIONS | INSTITUTIONAL CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 YEAR	rr_AverageAnnualReturnYear01	(0.28%)
5 YEARS	rr_AverageAnnualReturnYear05	7.07%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.83%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2008
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND | FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES | INSTITUTIONAL CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 YEAR	rr_AverageAnnualReturnYear01	0.67%
5 YEARS	rr_AverageAnnualReturnYear05	6.43%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.40%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2008
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND | S&P COMPOSITE 1500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P COMPOSITE 1500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 YEAR	rr_AverageAnnualReturnYear01	1.01%
5 YEARS	rr_AverageAnnualReturnYear05	12.39%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	10.49%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2008
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND | LIPPER(R) LONG/SHORT EQUITY FUNDS INDEX (REFLECTS NO DEDUCTION FOR SALES CHARGES OR TAXES)
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	LIPPER(R) LONG/SHORT EQUITY FUNDS INDEX (REFLECTS NO DEDUCTION FOR SALES CHARGES OR TAXES)
1 YEAR	rr_AverageAnnualReturnYear01	(2.81%)
5 YEARS	rr_AverageAnnualReturnYear05	3.13%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.96%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2008
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hancock Horizon Diversified International Fund (the "Diversified International Fund" or the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	MANAGEMENT FEES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks long-term capital appreciation by investing primarily in equity securities of foreign companies. The Fund may also purchase American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs" and, together with ADRs and EDRs, "Depositary Receipts"), which are certificates typically issued by a bank or trust company that represent securities issued by a foreign or domestic company. The Fund's investments are ordinarily diversified among currencies, regions and countries, including emerging market countries, as determined by the Fund's sub-adviser, EARNEST Partners, LLC ("EARNEST" or the "Sub-Adviser"). In addition, the Fund may invest in other investment companies, including mutual funds, closed-end funds and exchange-traded funds ("ETFs").

EARNEST is a fundamental, bottom-up investment manager that seeks to construct a portfolio that will outperform the Fund's benchmark, the MSCI ACWI ex U.S. Index, while controlling volatility and risk. EARNEST implements this philosophy through fundamental analysis, risk management that seeks to minimize the likelihood of underperformance versus the Fund's benchmark, and the use of Return Pattern Recognition(R), a screening tool developed by EARNEST. Using this tool, potential Fund investments are first screened based on such qualities as valuation measures, market trends, operating trends, growth measures, profitability measures, and macroeconomics. After screening the relevant universe, EARNEST utilizes fundamental analysis and a statistical risk management approach to select Fund investments.

EARNEST may sell a security if the company reaches its price target or its prospects deteriorate as a result of poor business plan execution, new competitors, management changes, a souring business environment or other adverse effects. In addition, if the investment process identifies a company with more attractive return and risk characteristics, EARNEST may sell a current security and replace it with the more attractive alternative.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund seeks long-term capital appreciation by investing primarily in equity securities of foreign companies. The Fund may also purchase American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs" and, together with ADRs and EDRs, "Depositary Receipts"), which are certificates typically issued by a bank or trust company that represent securities issued by a foreign or domestic company.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- The Fund may invest in companies located or doing business in emerging market countries. An "emerging market" country is any country determined by EARNEST to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. Investments in emerging market securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Moreover, the currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

INVESTMENT IN OTHER INVESTMENT COMPANIES RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in another investment company, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations. The Fund does not intend to invest in other investment companies unless EARNEST believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund's ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares may trade at a discount or premium to their net asset value. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, EARNEST may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Prior to May 31, 2016, Investor Class Shares of the Fund were called "Class A Shares," and shareholders were charged a sales charge on certain purchases of Class A Shares. The Investor Class Shares performance provided in the table below for the period prior to May 31, 2016 represents the performance of Investor Class Shares when they were called Class A Shares and includes the Maximum Sales Charge (Load) that was applicable to Class A Shares.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.hancockhorizonfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hancockhorizonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
33.37%	(21.24)%
(06/30/2009)	(09/30/2011)

The performance information shown above is based on a calendar year. The Fund's Institutional Class Shares' performance from 1/1/16 to 3/31/16 was (1.52)%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.52%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.24%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2015
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class Shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns for the periods ended December 31, 2015 to those of appropriate broad based indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for Institutional Class Shares only. After-tax returns for other classes will vary.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND | INSTITUTIONAL CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.92%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.24%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,409
Annual Return 2009	rr_AnnualReturn2009	54.25%
Annual Return 2010	rr_AnnualReturn2010	15.37%
Annual Return 2011	rr_AnnualReturn2011	(11.66%)
Annual Return 2012	rr_AnnualReturn2012	17.34%
Annual Return 2013	rr_AnnualReturn2013	12.01%
Annual Return 2014	rr_AnnualReturn2014	(5.80%)
Annual Return 2015	rr_AnnualReturn2015	(9.36%)
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
1 YEAR	rr_AverageAnnualReturnYear01	(9.36%)
5 YEARS	rr_AverageAnnualReturnYear05	(0.17%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.35%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2008
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND | INVESTOR CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.92%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.24%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	446
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	771
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,691
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
1 YEAR	rr_AverageAnnualReturnYear01	(14.40%)
5 YEARS	rr_AverageAnnualReturnYear05	(1.50%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.31%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2008
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND | CLASS C SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.92%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.24%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 219
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	676
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,159
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,493
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
1 YEAR	rr_AverageAnnualReturnYear01	(10.32%)
5 YEARS	rr_AverageAnnualReturnYear05	(1.18%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.30%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2008
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND | FUND RETURNS AFTER TAXES ON DISTRIBUTIONS | INSTITUTIONAL CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 YEAR	rr_AverageAnnualReturnYear01	(9.89%)
5 YEARS	rr_AverageAnnualReturnYear05	(0.34%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.22%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2008
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND | FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES | INSTITUTIONAL CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 YEAR	rr_AverageAnnualReturnYear01	(5.30%)
5 YEARS	rr_AverageAnnualReturnYear05	(0.05%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.51%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2008
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND | MSCI ACWI EX U.S. INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI ACWI EX U.S. INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 YEAR	rr_AverageAnnualReturnYear01	(5.66%)
5 YEARS	rr_AverageAnnualReturnYear05	1.06%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.54%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2008
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND | LIPPER(R) INTERNATIONAL MULTI-CAP GROWTH FUNDS CLASSIFICATION AVERAGE (REFLECTS NO DEDUCTION FOR SALES CHARGES OR TAXES)
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	LIPPER(R) INTERNATIONAL MULTI-CAP GROWTH FUNDS CLASSIFICATION AVERAGE (REFLECTS NO DEDUCTION FOR SALES CHARGES OR TAXES)
1 YEAR	rr_AverageAnnualReturnYear01	0.51%
5 YEARS	rr_AverageAnnualReturnYear05	3.18%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.63%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2008
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON U.S. SMALL CAP FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HANCOCK HORIZON U.S. SMALL CAP FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hancock Horizon U.S. Small Cap Fund (the "U.S. Small Cap Fund" or the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	MAY 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of U.S. companies with small capitalizations. The Fund may also invest in real estate investment trusts ("REITs"). This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders. The Fund considers small-capitalization companies to be those with market capitalizations that fall within or below the current range of companies in either the Russell 2000 Index or the S&P Small Cap 600 Index, or below the average of the maximum market capitalizations of companies in either index as of January 31 of each of the three preceding years. As of January 31, 2016, the market capitalization ranges for the Russell 2000 Index and the S&P Small Cap 600 Index were approximately $9.0 million to $5.9 billion, and $41.4 million to $4.8 billion, respectively.

In selecting securities, the Adviser primarily considers sales and expense trends, market position, historic and expected earnings and dividends. The Adviser continually monitors the Fund's portfolio and may sell a security when there is a fundamental change in the security's prospects or better investment opportunities become available. The Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization grows above the Fund's small-capitalization range.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of U.S. companies with small capitalizations.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL-CAPITALIZATION COMPANY RISK -- The smaller-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange. The Fund is also subject to the risk that the Adviser's particular investment style, which focuses on small-capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

REITs RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: (i) declines in property values; (ii) increases in property taxes, operating expenses, interest rates or competition; (iii) overbuilding; (iv) zoning changes; and (v) losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Prior to May 31, 2016, Investor Class Shares of the Fund were called "Class A Shares," and shareholders were charged a sales charge on certain purchases of Class A Shares. The Investor Class Shares performance provided in the table below for the period prior to May 31, 2016 represents the performance of Investor Class Shares when they were called Class A Shares and includes the Maximum Sales Charge (Load) that was applicable to Class A Shares.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.hancockhorizonfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hancockhorizonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
6.70%	(9.50)%
(12/31/2014)	(9/30/2014)

The performance information shown above is based on a calendar year. The Fund's Institutional Class Shares' performance from 1/1/16 to 3/31/16 was 1.95%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.50%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2015
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class Shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns for the periods ended December 31, 2015 to those of appropriate broad based indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for Institutional Class Shares only. After-tax returns for other classes will vary.

INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON U.S. SMALL CAP FUND | INSTITUTIONAL CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.64%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	422
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,695
Annual Return 2014	rr_AnnualReturn2014	(0.34%)
Annual Return 2015	rr_AnnualReturn2015	3.32%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
1 YEAR	rr_AverageAnnualReturnYear01	3.32%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.48%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON U.S. SMALL CAP FUND | INVESTOR CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.66%
Other Expenses	rr_OtherExpensesOverAssets	0.91%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.35%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	504
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	894
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,989
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
1 YEAR	rr_AverageAnnualReturnYear01	(2.35%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(1.46%)
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON U.S. SMALL CAP FUND | CLASS C SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.66%
Other Expenses	rr_OtherExpensesOverAssets	0.91%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.10%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 213
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	732
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,278
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,769
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
1 YEAR	rr_AverageAnnualReturnYear01	2.22%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.57%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON U.S. SMALL CAP FUND | FUND RETURNS AFTER TAXES ON DISTRIBUTIONS | INSTITUTIONAL CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 YEAR	rr_AverageAnnualReturnYear01	3.25%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.43%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON U.S. SMALL CAP FUND | FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES | INSTITUTIONAL CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 YEAR	rr_AverageAnnualReturnYear01	1.88%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.11%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON U.S. SMALL CAP FUND | RUSSELL 2000(R) INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	RUSSELL 2000(R) INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 YEAR	rr_AverageAnnualReturnYear01	(4.41%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.13%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON U.S. SMALL CAP FUND | LIPPER(R) SMALL-CAP CORE FUNDS CLASSIFICATION AVERAGE (REFLECTS NO DEDUCTION FOR SALES CHARGES OR TAXES)
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	LIPPER(R) SMALL-CAP CORE FUNDS CLASSIFICATION AVERAGE (REFLECTS NO DEDUCTION FOR SALES CHARGES OR TAXES)
1 YEAR	rr_AverageAnnualReturnYear01	(5.14%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(0.74%)
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON DYNAMIC ASSET ALLOCATION FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HANCOCK HORIZON DYNAMIC ASSET ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hancock Horizon Dynamic Asset Allocation Fund (the "Dynamic Asset Allocation Fund" or the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	MAY 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During the fiscal period from May 29, 2015 (commencement of Fund operations) to January 31, 2016, the Fund's portfolio turnover rate was 379% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	379.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

THE TOTAL ANNUAL FUND OPERATING EXPENSES IN THIS FEE TABLE, BOTH BEFORE AND AFTER FEE REDUCTIONS AND/OR EXPENSE REIMBURSEMENTS, DO NOT CORRELATE TO THE EXPENSE RATIO IN THE FUND'S FINANCIAL HIGHLIGHTS BECAUSE THE FINANCIAL HIGHLIGHTS INCLUDE ONLY THE DIRECT OPERATING EXPENSES INCURRED BY THE FUND, AND EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is designed to provide diversification among various asset classes by investing its assets in a combination of exchange-traded funds ("ETFs"). ETFs are pooled investment vehicles, such as registered investment companies, grantor trusts and publicly traded partnerships, whose shares are listed and traded on stock exchanges or otherwise traded in the over-the-counter market.

The Adviser buys and sells certain broad-based ETFs ("Underlying ETFs") for the Fund based on its analysis of trends in equity, fixed income and alternative asset classes. The equity Underlying ETFs in which the Fund invests include those that attempt to track the price movements of common stocks, preferred stocks, and convertible securities. The fixed income Underlying ETFs in which the Fund invests include those that attempt to track the price movements of securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, foreign sovereign debt, municipal bonds, corporate obligations, residential and commercial mortgage-backed securities, and asset-backed securities. The Underlying ETFs may attempt to track the price movements of fixed income securities of any credit quality, including those that are rated below investment grade ("high yield" or "junk" bonds). The alternative Underlying ETFs in which the Fund invests include those that attempt to track the price movements of commodities, real estate investment trusts ("REITs") and master limited partnerships ("MLPs"). The Underlying ETFs may use derivatives, principally futures contracts, forward contracts, options and swaps, to achieve their investment objectives.

The Fund will invest in Underlying ETFs that may attempt to track the price movements of assets throughout the world, including securities of companies in both developed and emerging market countries. The Fund may buy and sell investments frequently, which could result in a high portfolio turnover rate.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund is designed to provide diversification among various asset classes by investing its assets in a combination of exchange-traded funds ("ETFs"). ETFs are pooled investment vehicles, such as registered investment companies, grantor trusts and publicly traded partnerships, whose shares are listed and traded on stock exchanges or otherwise traded in the over-the-counter market.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

ASSET ALLOCATION RISK -- The Fund is subject to asset allocation risk, which is the risk that the Adviser's allocation of the Fund's assets among the various asset classes and selection of the Underlying ETFs will cause the Fund to underperform other funds with a similar investment objective and/or underperform the markets in which the Fund invests.

UNDERLYING ETFS INVESTMENT RISK -- The Fund's investments in Underlying ETFs will subject it to substantially the same risks as those associated with the direct ownership of the securities held by such Underlying ETFs. As a shareholder of an Underlying ETF, the Fund relies on the Underlying ETF to achieve its investment objective. If the Underlying ETF fails to achieve its objective, the value of the Fund's investment could decline, which could adversely affect the Fund's performance. By investing in an Underlying ETF, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses of the Underlying ETF, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund's own operations.

Because the value of the Underlying ETFs depends on the demand in the market, they may trade at a discount or premium to their net asset value and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance. Investments in Underlying ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

Before investing in the Fund, investors should assess the risks associated with the Underlying ETFs and the types of investments made, or tracked, by the Underlying ETFs. These risks include any combination of the risks described below, although the Fund's exposure to a particular risk will depend on its allocations to the Underlying ETFs.

EQUITY RISK -- Investments in common stocks are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

FOREIGN COMPANY RISK -- Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of foreign investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities may be reduced by a withholding tax at the source, which tax would reduce income received from the securities. Foreign securities may also be more difficult to value than securities of U.S. issuers.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Moreover, the currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

PREFERRED STOCKS RISK -- Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

CONVERTIBLE SECURITIES RISK -- The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

FIXED INCOME SECURITIES RISK -- The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise, and vice versa. Given the historically low interest rate environment, risks associated with rising rates are heightened. Interest rate risk is generally greater for lower-rated securities and securities with longer maturities or durations.

The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment grade security is more likely to pay interest and repay principal than an issuer of a lower-rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

HIGH YIELD SECURITIES RISK -- High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial condition of the issuer of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds, and a lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

U.S. GOVERNMENT SECURITIES RISK -- Investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

FOREIGN SOVEREIGN DEBT SECURITIES RISK -- The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

MUNICIPAL SECURITIES RISK -- Municipal securities are susceptible to adverse economic, political or regulatory changes that may impact the ability of municipal issuers to repay principal and to make interest payments. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

MORTGAGE-BACKED SECURITIES RISK -- The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore difficult to calculate how they will respond to changes in interest rates. Prepaid amounts may have to be re-invested at lower interest rates.

ASSET-BACKED SECURITIES RISK -- Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because certain asset-backed securities do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Moreover, the value of the collateral may be insufficient to cover the principal amount of the obligation. Other asset-backed securities do not have the benefit of a security interest in collateral at all.

COMMODITIES RISK -- The prices of physical commodities (such as energy, minerals, or agricultural products) may be affected by factors such as natural disasters, weather, and U.S. and international economic, political and regulatory developments. The prices of commodities can also fluctuate due to supply and demand disruptions in major producing or consuming regions, as well as temporary distortions in the commodities markets due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions.

REITs RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: (i) declines in property values; (ii) increases in property taxes, operating expenses, interest rates or competition; (iii) overbuilding; (iv) zoning changes; and (v) losses from casualty or condemnation.

MLPs RISK -- MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

DERIVATIVES RISK -- Derivatives are often more volatile than other investments and may magnify gains or losses. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives purchased or sold. The lack of a liquid secondary market for a derivative may prevent the closing of derivative positions and could adversely impact the ability to realize profits or limit losses. Because derivative instruments may be purchased for a fraction of the market value of the investments underlying such instruments, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss. Derivatives are often more volatile than other investments and more can be lost from a derivative than the amount originally invested in it.

PORTFOLIO TURNOVER RISK -- The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on May 29, 2015, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Current performance information is available on the Fund's website at www.hancockhorizonfunds.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on May 29, 2015, and therefore does not have performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hancockhorizonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON DYNAMIC ASSET ALLOCATION FUND | INSTITUTIONAL CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	2.30%
Other Expenses	rr_OtherExpensesOverAssets	2.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.17%	[7]
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.60%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.57%	[7],[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 160
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	827
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,365
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON DYNAMIC ASSET ALLOCATION FUND | INVESTOR CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	2.04%
Other Expenses	rr_OtherExpensesOverAssets	2.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.16%	[7]
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.34%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.82%	[7],[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 185
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	849
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,538
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,374
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON DYNAMIC ASSET ALLOCATION FUND | CLASS C SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	2.07%
Other Expenses	rr_OtherExpensesOverAssets	2.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.94%	[7]
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.37%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.57%	[7],[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 260
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,076
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,909
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,070
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hancock Horizon International Small Cap Fund (the "International Small Cap Fund" or the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	MAY 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During the fiscal period from May 29, 2015 (commencement of Fund operations) to January 31, 2016, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small capitalizations. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders. The equity securities in which the Fund invests are primarily common stocks. The Fund considers small-capitalization companies to be those with market capitalizations of $75 million to $5 billion at the time of purchase.

Under normal market conditions, the Fund will invest in at least three countries and at least 40% of its assets will be invested in non-U.S. companies. For purposes of this policy, a company is considered to be a non-U.S. company if: (i) 50% of the company's assets are located outside of the United States; (ii) 50% of the company's revenues are generated outside of the United States; or (iii) the company maintains its principal place of business outside of the United States.

In selecting securities to purchase for the Fund, GlobeFlex Capital LP ("GlobeFlex" or the "Sub-Adviser") utilizes a fundamental, bottom-up process to seek to identify companies with strong growth prospects not recognized by the market, based on criteria such as improving business conditions, quality management, and attractive valuations. GlobeFlex continually monitors the Fund's portfolio and will sell a security of a company that it believes has declining growth potential or is no longer undervalued. The Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization grows above the Fund's small-capitalization range.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small capitalizations.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL-CAPITALIZATION COMPANY RISK -- The smaller-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange. The Fund is also subject to the risk that the Fund's particular investment style, which focuses on small-capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

FOREIGN COMPANY RISK -- Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on May 29, 2015, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Current performance information is available on the Fund's website at www.hancockhorizonfunds.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on May 29, 2015, and therefore does not have performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hancockhorizonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND | INSTITUTIONAL CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	1.17%
Other Expenses	rr_OtherExpensesOverAssets	1.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.55%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	640
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,150
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,549
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND | INVESTOR CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	1.20%
Other Expenses	rr_OtherExpensesOverAssets	1.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.55%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.80%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 183
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	722
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,288
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,829
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND | CLASS C SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	10.25%
Other Expenses	rr_OtherExpensesOverAssets	10.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	12.35%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(9.80%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.55%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 258
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,606
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 8,498
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON MICROCAP FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HANCOCK HORIZON MICROCAP FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hancock Horizon Microcap Fund (the "Microcap Fund" or the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	MAY 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During the fiscal period from May 29, 2015 (commencement of Fund operations) to January 31, 2016, the Fund's portfolio turnover rate was 153% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	153.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with micro capitalizations. The Fund may also invest in real estate investment trusts ("REITs"). This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders. The securities in which the Fund invests are primarily common stock. The Fund considers micro-capitalization companies to be those with market capitalizations under $750 million at the time of purchase.

In selecting securities, the Adviser primarily considers sales and expense trends, market position, historic and expected earnings and dividends. The Adviser continually monitors the Fund's portfolio and may sell a security when there is a fundamental change in the security's prospects or better investment opportunities become available. The Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization grows above the Fund's micro-capitalization range.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with micro capitalizations.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

MICRO-CAPITALIZATION COMPANY RISK -- The micro-capitalization companies that the Fund invests in may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid- or small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro-capitalization stock prices may be more volatile than large-, mid-and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market. Investing in micro-capitalization companies requires a longer term investment view and may not be appropriate for all investors. The Fund is also subject to the risk that the Fund's particular investment style, which focuses on micro-capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

REITs RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: (i) declines in property values; (ii) increases in property taxes, operating expenses, interest rates or competition; (iii) overbuilding; (iv) zoning changes; and (v) losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on May 29, 2015, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Current performance information is available on the Fund's website at www.hancockhorizonfunds.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on May 29, 2015, and therefore does not have performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hancockhorizonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON MICROCAP FUND | INSTITUTIONAL CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	1.48%
Other Expenses	rr_OtherExpensesOverAssets	1.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.48%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.98%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.50%	[14]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	679
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,232
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,742
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON MICROCAP FUND | INVESTOR CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	1.45%
Other Expenses	rr_OtherExpensesOverAssets	1.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.70%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.75%	[14]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 178
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	748
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,345
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,962
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES | HANCOCK HORIZON MICROCAP FUND | CLASS C SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	1.90%
Other Expenses	rr_OtherExpensesOverAssets	2.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.90%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.40%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.50%	[14]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 253
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,061
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,888
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,034
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS D SHARES | HANCOCK HORIZON BURKENROAD SMALL CAP FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HANCOCK HORIZON BURKENROAD SMALL CAP FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hancock Horizon Burkenroad Small Cap Fund (the "Burkenroad Small Cap Fund" or the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	MANAGEMENT FEES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of companies with small capitalizations located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi and Texas. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders. The Fund considers small-capitalization companies to be those with market capitalizations, at the time of purchase, that fall within or below the current range of companies in either the Russell 2000 Index or the S&P Small Cap 600 Index, or below the average of the maximum market capitalizations of companies in either index as of January 31 of each of the three preceding years. As of January 31, 2016, the market capitalization ranges for the Russell 2000 Index and the S&P Small Cap 600 Index were approximately $9.0 million to $5.9 billion, and $41.4 million to $4.8 billion, respectively. The other equity securities in which the Fund may invest include real estate investment trusts ("REITs").

In selecting securities, the Adviser primarily considers sales and expense trends, market position, historic and expected earnings and dividends. The Adviser will diversify the Fund's securities across industry sectors. The Adviser continually monitors the Fund's portfolio and may sell a security when there is a fundamental change in the security's prospects or better investment opportunities become available. The Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization grows above the Fund's small-capitalization range.

Horizon Advisers (the "Adviser") utilizes Tulane University's Burkenroad Reports (the "Reports") as a source of investment research and also employs its own fundamental research and quantitative analysis in its investment decision making. For more information about the Reports, see "More Information About the Burkenroad Reports." The Adviser independently verifies the information contained within the Reports and considers, but does not rely exclusively on, the Reports in making investment decisions for the Fund. The Fund will regularly invest in companies other than those covered by the Reports, and may not own shares of all of the companies covered by the Reports.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of companies with small capitalizations located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi and Texas.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL-CAPITALIZATION COMPANY RISK -- The smaller-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange. The Fund is also subject to the risk that the Adviser's particular investment style, which focuses on small-capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

REITs RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: (i) declines in property values; (ii) increases in property taxes, operating expenses, interest rates or competition; (iii) overbuilding; (iv) zoning changes; and (v) losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

REGIONAL FOCUS RISK -- The Fund's concentration of investments in securities of companies located or doing business in Alabama, Louisiana, Mississippi, Florida, Georgia and Texas subjects the Fund to economic conditions and government policies within those states. As a result, the Fund will be more susceptible to factors that adversely affect companies located or doing business in those states than a mutual fund that does not have as great a concentration in those states.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Investor Class Shares' performance from year to year for the past 10 years and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

Prior to May 31, 2016, Investor Class Shares of the Fund were called "Class A Shares," and shareholders were charged a sales charge on certain purchases of Class A Shares. The Investor Class Shares performance provided in the table below for the period prior to May 31, 2016 represents the performance of Investor Class Shares when they were called Class A Shares and includes the Maximum Sales Charge (Load) that was applicable to Class A Shares.

The Fund's Institutional Class Shares had not commenced operations as of the date of this Prospectus, and, therefore, the Fund's Institutional Class Shares' performance information is not presented. The Institutional Class Shares would have substantially similar performance as the Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Institutional Class Shares are lower than the expenses of the Investor Class Shares, and, therefore, returns for the Institutional Class Shares may be higher than those of the Investor Class Shares.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.hancockhorizonfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Investor Class Shares' performance from year to year for the past 10 years and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hancockhorizonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
19.92%	(23.73)%
(06/30/2009)	(12/31/2008)

The performance information shown above is based on a calendar year. The Fund's Investor Class Shares' performance from 1/1/16 to 3/31/16 was (1.11)%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.11%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.73%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2015
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class Shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distribution and sale of Fund shares may be higher than before tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns for the periods ended December 31, 2015 to those of appropriate broad based indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for Investor Class Shares only. After-tax returns for other classes will vary.

Returns after taxes on distribution and sale of Fund shares may be higher than before tax returns when a net capital loss occurs upon the redemption of Fund shares.

INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS D SHARES | HANCOCK HORIZON BURKENROAD SMALL CAP FUND | INSTITUTIONAL CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.93%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,340
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS D SHARES | HANCOCK HORIZON BURKENROAD SMALL CAP FUND | INVESTOR CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.93%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,624
Annual Return 2006	rr_AnnualReturn2006	16.82%
Annual Return 2007	rr_AnnualReturn2007	2.97%
Annual Return 2008	rr_AnnualReturn2008	(24.97%)
Annual Return 2009	rr_AnnualReturn2009	31.97%
Annual Return 2010	rr_AnnualReturn2010	21.05%
Annual Return 2011	rr_AnnualReturn2011	6.63%
Annual Return 2012	rr_AnnualReturn2012	17.58%
Annual Return 2013	rr_AnnualReturn2013	39.76%
Annual Return 2014	rr_AnnualReturn2014	(0.96%)
Annual Return 2015	rr_AnnualReturn2015	(1.79%)
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
1 YEAR	rr_AverageAnnualReturnYear01	(6.94%)
5 YEARS	rr_AverageAnnualReturnYear05	10.06%
10 YEARS	rr_AverageAnnualReturnYear10	8.82%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	10.69%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2001
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS D SHARES | HANCOCK HORIZON BURKENROAD SMALL CAP FUND | CLASS D SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.93%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	871
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,900
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
1 YEAR	rr_AverageAnnualReturnYear01	(2.05%)
5 YEARS	rr_AverageAnnualReturnYear05	10.97%
10 YEARS	rr_AverageAnnualReturnYear10	9.15%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	10.87%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2001
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS D SHARES | HANCOCK HORIZON BURKENROAD SMALL CAP FUND | FUND RETURNS AFTER TAXES ON DISTRIBUTIONS | INVESTOR CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 YEAR	rr_AverageAnnualReturnYear01	(7.11%)
5 YEARS	rr_AverageAnnualReturnYear05	9.57%
10 YEARS	rr_AverageAnnualReturnYear10	8.51%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	10.44%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2001
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS D SHARES | HANCOCK HORIZON BURKENROAD SMALL CAP FUND | FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES | INVESTOR CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 YEAR	rr_AverageAnnualReturnYear01	(3.79%)
5 YEARS	rr_AverageAnnualReturnYear05	8.02%
10 YEARS	rr_AverageAnnualReturnYear10	7.24%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	9.11%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2001
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS D SHARES | HANCOCK HORIZON BURKENROAD SMALL CAP FUND | RUSSELL 2000(R) INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	RUSSELL 2000(R) INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 YEAR	rr_AverageAnnualReturnYear01	(4.41%)
5 YEARS	rr_AverageAnnualReturnYear05	9.19%
10 YEARS	rr_AverageAnnualReturnYear10	6.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.62%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2001
INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS D SHARES | HANCOCK HORIZON BURKENROAD SMALL CAP FUND | LIPPER(R) SMALL-CAP CORE FUNDS CLASSIFICATION AVERAGE (REFLECTS NO DEDUCTION FOR SALES CHARGES OR TAXES)
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	LIPPER(R) SMALL-CAP CORE FUNDS CLASSIFICATION AVERAGE (REFLECTS NO DEDUCTION FOR SALES CHARGES OR TAXES)
1 YEAR	rr_AverageAnnualReturnYear01	(5.14%)
5 YEARS	rr_AverageAnnualReturnYear05	8.32%
10 YEARS	rr_AverageAnnualReturnYear10	6.36%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.74%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2001
INSTITUTIONAL CLASS SHARES | HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Hancock Horizon Government Money Market Fund (the "Government Money Market Fund" or the "Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	MAY 31, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including obligations issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments. This investment policy can be changed by the Fund upon 60 days' prior written notice to shareholders. The securities in which the Fund invests may include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

The Fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), which governs the operations of money market funds. Accordingly, for example the Fund will have an average dollar-weighted maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less, and will only acquire securities that have a remaining maturity of 397 days (about 13 months) or less at the time of purchase. The Adviser actively adjusts the average maturity of the Fund in response to its outlook on the various economic factors which influence the market for short-term fixed income instruments and future interest rate predictions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund invests at least 80% of its assets in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including obligations issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK -- U.S. government securities are not guaranteed against price movements due to changing interest rates. Accordingly, an investment in the Fund is subject to interest rate risk, which is the possibility that the value of a security will decline due to rising interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

CREDIT RISK -- Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. Thus, the Fund is subject to the risk that an issuer may be unable to pay interest and principal when due, and the value of a security may decline if the issuer defaults or if its credit quality deteriorates.

COUNTERPARTY RISK -- The Fund may enter into repurchase agreements where a financial institution (a "counterparty") sells the Fund securities and agrees to repurchase them at an agreed-upon date and price. The Fund is subject to the risk that a counterparty could default and/or fail to honor the terms of its agreement.

REGULATORY REFORM RISK -- Changes in the laws and regulations applicable to and governing money market funds, such as Rule 2a-7 under the 1940 Act, can impact the Fund. On July 23, 2014, the U.S. Securities and Exchange Commission (the "SEC") voted to amend Rule 2a-7 and other rules and forms related to money market funds. These amendments may affect the manner in which the Fund is structured and operated, as well as the Fund's expenses and returns. Compliance with many of these amendments will be required on October 14, 2016, two years after the effective date for the amendments. (U.S. government money market funds that meet certain requirements are exempt from a number of the changes required by these amendments.) As a result of these amendments, the Fund may be required to take certain steps that impact the Fund and the precise nature of such impact has not yet been determined.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year for the past 10 years and by showing the Fund's Institutional Class Shares' average annual total returns for 1, 5 and 10 years and since inception. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. Prior to January 8, 2009 the Fund invested exclusively in, and from January 8, 2009 to March 8, 2009 the Fund invested at least 80% of its assets in, short-term money market instruments issued by the U.S. Treasury and backed by its full faith and credit, and repurchase agreements involving such obligations. As a result, the performance shown below for periods prior to March 8, 2009 may have differed had the Fund's current investment strategy been in effect during those periods. Updated performance information is available on the Fund's website at www.hancockhorizonfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year for the past 10 years and by showing the Fund's Institutional Class Shares' average annual total returns for 1, 5 and 10 years and since inception.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hancockhorizonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
1.16%	0.00%
(12/31/2006)	(3/31/2010)

The performance information shown above is based on a calendar year. The Fund's Institutional Class Shares' performance from 1/1/16 to 3/31/16 was 0.00%.

Call 1-800-990-2434 for the Fund's current 7-day yield.

Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2015
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-990-2434
INSTITUTIONAL CLASS SHARES | HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND | INSTITUTIONAL CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.58%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	190
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	333
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 748
Annual Return 2006	rr_AnnualReturn2006	4.33%
Annual Return 2007	rr_AnnualReturn2007	4.27%
Annual Return 2008	rr_AnnualReturn2008	1.26%
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
1 YEAR	rr_AverageAnnualReturnYear01	0.01%
5 YEARS	rr_AverageAnnualReturnYear05	0.01%
10 YEARS	rr_AverageAnnualReturnYear10	0.98%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.38%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 31, 2000
INSTITUTIONAL SWEEP CLASS SHARES | HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Hancock Horizon Government Money Market Fund (the "Government Money Market Fund" or the "Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Sweep Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	MAY 31, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including obligations issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments. This investment policy can be changed by the Fund upon 60 days' prior written notice to shareholders. The securities in which the Fund invests may include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

The Fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), which governs the operations of money market funds. Accordingly, for example the Fund will have an average dollar-weighted maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less, and will only acquire securities that have a remaining maturity of 397 days (about 13 months) or less at the time of purchase. The Adviser actively adjusts the average maturity of the Fund in response to its outlook on the various economic factors which influence the market for short-term fixed income instruments and future interest rate predictions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund invests at least 80% of its assets in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including obligations issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK -- U.S. government securities are not guaranteed against price movements due to changing interest rates. Accordingly, an investment in the Fund is subject to interest rate risk, which is the possibility that the value of a security will decline due to rising interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

CREDIT RISK -- Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. Thus, the Fund is subject to the risk that an issuer may be unable to pay interest and principal when due, and the value of a security may decline if the issuer defaults or if its credit quality deteriorates.

COUNTERPARTY RISK -- The Fund may enter into repurchase agreements where a financial institution (a "counterparty") sells the Fund securities and agrees to repurchase them at an agreed-upon date and price. The Fund is subject to the risk that a counterparty could default and/or fail to honor the terms of its agreement.

REGULATORY REFORM RISK -- Changes in the laws and regulations applicable to and governing money market funds, such as Rule 2a-7 under the 1940 Act, can impact the Fund. On July 23, 2014, the U.S. Securities and Exchange Commission (the "SEC") voted to amend Rule 2a-7 and other rules and forms related to money market funds. These amendments may affect the manner in which the Fund is structured and operated, as well as the Fund's expenses and returns. Compliance with many of these amendments will be required on October 14, 2016, two years after the effective date for the amendments. (U.S. government money market funds that meet certain requirements are exempt from a number of the changes required by these amendments.) As a result of these amendments, the Fund may be required to take certain steps that impact the Fund and the precise nature of such impact has not yet been determined.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Institutional Sweep Class Shares' performance from year to year for the past 10 years and by showing the Fund's Institutional Sweep Class Shares' average annual total returns for 1, 5 and 10 years and since inception. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. Prior to January 8, 2009 the Fund invested exclusively in, and from January 8, 2009 to March 8, 2009 the Fund invested at least 80% of its assets in, short-term money market instruments issued by the U.S. Treasury and backed by its full faith and credit, and repurchase agreements involving such obligations. As a result, the performance shown below for periods prior to March 8, 2009 may have differed had the Fund's current investment strategy been in effect during those periods. Updated performance information is available on the Fund's website at www.hancockhorizonfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Institutional Sweep Class Shares' performance from year to year for the past 10 years and by showing the Fund's Institutional Sweep Class Shares' average annual total returns for 1, 5 and 10 years and since inception.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hancockhorizonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
1.10%	0.00%
(12/31/2006)	(03/31/2011)

The performance information shown above is based on a calendar year. The Fund's Institutional Sweep Class Shares' performance from 1/1/16 to 3/31/16 was 0.00%.

Call 1-800-990-2434 for the Fund's current 7-day yield.

Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2015
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-990-2434
INSTITUTIONAL SWEEP CLASS SHARES | HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND | INSTITUTIONAL SWEEP CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.83%	[16]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	269
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	469
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,047
Annual Return 2006	rr_AnnualReturn2006	4.07%
Annual Return 2007	rr_AnnualReturn2007	4.01%
Annual Return 2008	rr_AnnualReturn2008	1.03%
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
1 YEAR	rr_AverageAnnualReturnYear01	0.01%
5 YEARS	rr_AverageAnnualReturnYear05	0.01%
10 YEARS	rr_AverageAnnualReturnYear10	0.91%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.24%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 31, 2000
INVESTOR CLASS SHARES | HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Hancock Horizon Government Money Market Fund (the "Government Money Market Fund" or the "Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	MAY 31, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including obligations issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments. This investment policy can be changed by the Fund upon 60 days' prior written notice to shareholders. The securities in which the Fund invests may include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

The Fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), which governs the operations of money market funds. Accordingly, for example the Fund will have an average dollar-weighted maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less, and will only acquire securities that have a remaining maturity of 397 days (about 13 months) or less at the time of purchase. The Adviser actively adjusts the average maturity of the Fund in response to its outlook on the various economic factors which influence the market for short-term fixed income instruments and future interest rate predictions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund invests at least 80% of its assets in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including obligations issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK -- U.S. government securities are not guaranteed against price movements due to changing interest rates. Accordingly, an investment in the Fund is subject to interest rate risk, which is the possibility that the value of a security will decline due to rising interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

CREDIT RISK -- Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. Thus, the Fund is subject to the risk that an issuer may be unable to pay interest and principal when due, and the value of a security may decline if the issuer defaults or if its credit quality deteriorates.

COUNTERPARTY RISK -- The Fund may enter into repurchase agreements where a financial institution (a "counterparty") sells the Fund securities and agrees to repurchase them at an agreed-upon date and price. The Fund is subject to the risk that a counterparty could default and/or fail to honor the terms of its agreement.

REGULATORY REFORM RISK -- Changes in the laws and regulations applicable to and governing money market funds, such as Rule 2a-7 under the 1940 Act, can impact the Fund. On July 23, 2014, the U.S. Securities and Exchange Commission (the "SEC") voted to amend Rule 2a-7 and other rules and forms related to money market funds. These amendments may affect the manner in which the Fund is structured and operated, as well as the Fund's expenses and returns. Compliance with many of these amendments will be required on October 14, 2016, two years after the effective date for the amendments. (U.S. government money market funds that meet certain requirements are exempt from a number of the changes required by these amendments.) As a result of these amendments, the Fund may be required to take certain steps that impact the Fund and the precise nature of such impact has not yet been determined.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Investor Class Shares' performance from year to year for the past 10 years and by showing the Fund's Investor Class Shares' average annual total returns for 1, 5 and 10 years and since inception. Prior to January 8, 2009 the Fund invested exclusively in, and from January 8, 2009 to March 8, 2009 the Fund invested at least 80% of its assets in, short-term money market instruments issued by the U.S. Treasury and backed by its full faith and credit, and repurchase agreements involving such obligations. As a result, the performance shown below for periods prior to March 8, 2009 may have differed had the Fund's current investment strategy been in effect during those periods. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.hancockhorizonfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Investor Class Shares' performance from year to year for the past 10 years and by showing the Fund's Investor Class Shares' average annual total returns for 1, 5 and 10 years and since inception.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hancockhorizonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
1.03%	0.00%
(12/31/2006)	(03/31/2015)

The performance information shown above is based on a calendar year. The Fund's Investor Class Shares' performance from 1/1/16 to 3/31/16 was 0.00%.

Call 1-800-990-2434 for the Fund's current 7-day yield.

Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2015
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-990-2434
INVESTOR CLASS SHARES | HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND | INVESTOR CLASS SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.08%	[17]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	348
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	604
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,338
Annual Return 2006	rr_AnnualReturn2006	3.81%
Annual Return 2007	rr_AnnualReturn2007	3.75%
Annual Return 2008	rr_AnnualReturn2008	0.83%
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
1 YEAR	rr_AverageAnnualReturnYear01	0.01%
5 YEARS	rr_AverageAnnualReturnYear05	0.01%
10 YEARS	rr_AverageAnnualReturnYear10	0.84%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.11%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 31, 2000

[1]	MANAGEMENT FEES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.
[2]	THE TOTAL ANNUAL FUND OPERATING EXPENSES IN THIS FEE TABLE DO NOT CORRELATE TO THE EXPENSE RATIO IN THE FUND'S FINANCIAL HIGHLIGHTS BECAUSE THE FINANCIAL HIGHLIGHTS INCLUDE ONLY THE DIRECT OPERATING EXPENSES INCURRED BY THE FUND, AND EXCLUDE ACQUIRED FUND FEES AND EXPENSES, AND MANAGEMENT FEES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.
[3]	HORIZON ADVISERS (THE "ADVISER") HAS CONTRACTUALLY AGREED TO REDUCE FEES AND REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO KEEP TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES (COLLECTIVELY, "EXCLUDED EXPENSES")) FROM EXCEEDING 0.75%, 1.00% AND 1.75% OF THE FUND'S AVERAGE DAILY NET ASSETS OF THE INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES, RESPECTIVELY, UNTIL MAY 31, 2017 (THE "EXPENSE CAPS"). IN ADDITION, IF AT ANY POINT TOTAL ANNUAL FUND OPERATING EXPENSES (NOT INCLUDING EXCLUDED EXPENSES) ARE BELOW THE EXPENSE CAPS, THE ADVISER MAY RECEIVE FROM THE FUND THE DIFFERENCE BETWEEN THE TOTAL ANNUAL FUND OPERATING EXPENSES (NOT INCLUDING EXCLUDED EXPENSES) AND THE EXPENSE CAPS TO RECOVER ALL OR A PORTION OF ITS PRIOR FEE REDUCTIONS OR EXPENSE REIMBURSEMENTS MADE DURING THE PRECEDING THREE-YEAR PERIOD DURING WHICH THIS AGREEMENT, OR ANY PRIOR AGREEMENT, WAS IN PLACE. THIS AGREEMENT MAY BE TERMINATED: (I) BY THE BOARD OF TRUSTEES (THE "BOARD") OF THE ADVISORS' INNER CIRCLE FUND II (THE "TRUST"), FOR ANY REASON AT ANY TIME; OR (II) BY THE ADVISER, UPON NINETY (90) DAYS' PRIOR WRITTEN NOTICE TO THE TRUST, EFFECTIVE AS OF THE CLOSE OF BUSINESS ON MAY 31, 2017.
[4]	INSTITUTIONAL CLASS SHARES AND INVESTOR CLASS SHARES OF THE FUND WERE OFFERED BEGINNING FEBRUARY 1, 2011.
[5]	CLASS C SHARES OF THE FUND WERE OFFERED BEGINNING MAY 31, 2013.
[6]	INDEX COMPARISON BEGINS FEBRUARY 1, 2011.
[7]	THE TOTAL ANNUAL FUND OPERATING EXPENSES IN THIS FEE TABLE, BOTH BEFORE AND AFTER FEE REDUCTIONS AND/OR EXPENSE REIMBURSEMENTS, DO NOT CORRELATE TO THE EXPENSE RATIO IN THE FUND'S FINANCIAL HIGHLIGHTS BECAUSE THE FINANCIAL HIGHLIGHTS INCLUDE ONLY THE DIRECT OPERATING EXPENSES INCURRED BY THE FUND, AND EXCLUDE ACQUIRED FUND FEES AND EXPENSES.
[8]	HORIZON ADVISERS (THE "ADVISER") HAS CONTRACTUALLY AGREED TO REDUCE FEES AND REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO KEEP TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES (COLLECTIVELY, "EXCLUDED EXPENSES")) FROM EXCEEDING 0.90%, 1.15% AND 1.90% OF THE FUND'S AVERAGE DAILY NET ASSETS OF THE INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES, RESPECTIVELY, UNTIL MAY 31, 2017 (THE "EXPENSE CAPS"). IN ADDITION, IF AT ANY POINT TOTAL ANNUAL FUND OPERATING EXPENSES (NOT INCLUDING EXCLUDED EXPENSES) ARE BELOW THE EXPENSE CAPS, THE ADVISER MAY RECEIVE FROM THE FUND THE DIFFERENCE BETWEEN THE TOTAL ANNUAL FUND OPERATING EXPENSES (NOT INCLUDING EXCLUDED EXPENSES) AND THE EXPENSE CAPS TO RECOVER ALL OR A PORTION OF ITS PRIOR FEE REDUCTIONS OR EXPENSE REIMBURSEMENTS MADE DURING THE PRECEDING THREE-YEAR PERIOD DURING WHICH THIS AGREEMENT, OR ANY PRIOR AGREEMENT, WAS IN PLACE. THIS AGREEMENT MAY BE TERMINATED: (I) BY THE BOARD OF TRUSTEES (THE "BOARD") OF THE ADVISORS' INNER CIRCLE FUND II (THE "TRUST"), FOR ANY REASON AT ANY TIME; OR (II) BY THE ADVISER, UPON NINETY (90) DAYS' PRIOR WRITTEN NOTICE TO THE TRUST, EFFECTIVE AS OF THE CLOSE OF BUSINESS ON MAY 31, 2017.
[9]	THE MANAGEMENT FEE PAID TO HORIZON ADVISERS (THE "ADVISER") FOR PROVIDING SERVICES TO THE FUND CONSISTS OF A BASIC ANNUAL FEE RATE OF 1.20% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR THE FIRST $500 MILLION IN ASSETS, 1.15% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR THE NEXT $500 MILLION IN ASSETS, AND 1.10% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR ASSETS OVER $1 BILLION (THE "BASIC FEE"), AND A POTENTIAL PERFORMANCE ADJUSTMENT ("PERFORMANCE ADJUSTMENT") OF 0.40% OF THE FUND'S AVERAGE DAILY NET ASSETS DURING THE 12 MONTH PERIOD ENDING ON EACH MONTHLY PERFORMANCE ADJUSTMENT CALCULATION DATE (A "PERFORMANCE PERIOD"). THE PERFORMANCE ADJUSTMENT IS SUBTRACTED FROM THE BASIC FEE IF THE FUND'S INSTITUTIONAL CLASS SHARES UNDERPERFORM THE S&P COMPOSITE 1500 INDEX BY 200 BASIS POINTS OR MORE DURING A PERFORMANCE PERIOD, AND IS ADDED TO THE BASIC FEE IF THE FUND'S INSTITUTIONAL CLASS SHARES OUTPERFORM THE S&P COMPOSITE 1500 INDEX BY 200 BASIS POINTS OR MORE DURING A PERFORMANCE PERIOD.
[10]	THE TOTAL ANNUAL FUND OPERATING EXPENSES IN THIS FEE TABLE DO NOT CORRELATE TO THE EXPENSE RATIO IN THE FUND'S FINANCIAL HIGHLIGHTS BECAUSE THE FINANCIAL HIGHLIGHTS INCLUDE ONLY THE DIRECT OPERATING EXPENSES INCURRED BY THE FUND, AND EXCLUDE ACQUIRED FUND FEES AND EXPENSES.
[11]	HORIZON ADVISERS (THE "ADVISER") HAS CONTRACTUALLY AGREED TO REDUCE FEES AND REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO KEEP TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS, ACQUIRED FUND FEES AND EXPENSES AND EXTRAORDINARY EXPENSES (COLLECTIVELY, "EXCLUDED EXPENSES")) FROM EXCEEDING 1.10%, 1.35% AND 2.10% OF THE FUND'S AVERAGE DAILY NET ASSETS OF THE INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES, RESPECTIVELY, UNTIL MAY 31, 2017 (THE "EXPENSE CAPS"). IN ADDITION, IF AT ANY POINT TOTAL ANNUAL FUND OPERATING EXPENSES (NOT INCLUDING EXCLUDED EXPENSES) ARE BELOW THE EXPENSE CAPS, THE ADVISER MAY RECEIVE FROM THE FUND THE DIFFERENCE BETWEEN THE TOTAL ANNUAL FUND OPERATING EXPENSES (NOT INCLUDING EXCLUDED EXPENSES) AND THE EXPENSE CAPS TO RECOVER ALL OR A PORTION OF ITS PRIOR FEE REDUCTIONS OR EXPENSE REIMBURSEMENTS MADE DURING THE PRECEDING THREE-YEAR PERIOD DURING WHICH THIS AGREEMENT, OR ANY PRIOR AGREEMENT, WAS IN PLACE. THIS AGREEMENT MAY BE TERMINATED: (I) BY THE BOARD OF TRUSTEES (THE "BOARD") OF THE ADVISORS' INNER CIRCLE FUND II (THE "TRUST"), FOR ANY REASON AT ANY TIME; OR (II) BY THE ADVISER, UPON NINETY (90) DAYS' PRIOR WRITTEN NOTICE TO THE TRUST, EFFECTIVE AS OF THE CLOSE OF BUSINESS ON MAY 31, 2017.
[12]	HORIZON ADVISERS (THE "ADVISER") HAS CONTRACTUALLY AGREED TO REDUCE FEES AND REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO KEEP TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES (COLLECTIVELY, "EXCLUDED EXPENSES")) FROM EXCEEDING 1.40%, 1.65% AND 2.40% OF THE FUND'S AVERAGE DAILY NET ASSETS OF THE INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES, RESPECTIVELY, UNTIL MAY 31, 2017 (THE "EXPENSE CAPS"). IN ADDITION, IF AT ANY POINT TOTAL ANNUAL FUND OPERATING EXPENSES (NOT INCLUDING EXCLUDED EXPENSES) ARE BELOW THE EXPENSE CAPS, THE ADVISER MAY RECEIVE FROM THE FUND THE DIFFERENCE BETWEEN THE TOTAL ANNUAL FUND OPERATING EXPENSES (NOT INCLUDING EXCLUDED EXPENSES) AND THE EXPENSE CAPS TO RECOVER ALL OR A PORTION OF ITS PRIOR FEE REDUCTIONS OR EXPENSE REIMBURSEMENTS MADE DURING THE PRECEDING THREE-YEAR PERIOD DURING WHICH THIS AGREEMENT, OR ANY PRIOR AGREEMENT, WAS IN PLACE. THIS AGREEMENT MAY BE TERMINATED: (I) BY THE BOARD OF TRUSTEES (THE "BOARD") OF THE ADVISORS' INNER CIRCLE FUND II (THE "TRUST"), FOR ANY REASON AT ANY TIME; OR (II) BY THE ADVISER, UPON NINETY (90) DAYS' PRIOR WRITTEN NOTICE TO THE TRUST, EFFECTIVE AS OF THE CLOSE OF BUSINESS ON MAY 31, 2017.
[13]	HORIZON ADVISERS (THE "ADVISER") HAS CONTRACTUALLY AGREED TO REDUCE FEES AND REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO KEEP TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES (COLLECTIVELY, "EXCLUDED EXPENSES")) FROM EXCEEDING 1.55%, 1.80% AND 2.55% OF THE FUND'S AVERAGE DAILY NET ASSETS OF THE INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES, RESPECTIVELY, UNTIL MAY 31, 2017 (THE "EXPENSE CAPS"). IN ADDITION, IF AT ANY POINT TOTAL ANNUAL FUND OPERATING EXPENSES (NOT INCLUDING EXCLUDED EXPENSES) ARE BELOW THE EXPENSE CAPS, THE ADVISER MAY RECEIVE FROM THE FUND THE DIFFERENCE BETWEEN THE TOTAL ANNUAL FUND OPERATING EXPENSES (NOT INCLUDING EXCLUDED EXPENSES) AND THE EXPENSE CAPS TO RECOVER ALL OR A PORTION OF ITS PRIOR FEE REDUCTIONS OR EXPENSE REIMBURSEMENTS MADE DURING THE PRECEDING THREE-YEAR PERIOD DURING WHICH THIS AGREEMENT, OR ANY PRIOR AGREEMENT, WAS IN PLACE. THIS AGREEMENT MAY BE TERMINATED: (I) BY THE BOARD OF TRUSTEES (THE "BOARD") OF THE ADVISORS' INNER CIRCLE FUND II (THE "TRUST"), FOR ANY REASON AT ANY TIME; OR (II) BY THE ADVISER, UPON NINETY (90) DAYS' PRIOR WRITTEN NOTICE TO THE TRUST, EFFECTIVE AS OF THE CLOSE OF BUSINESS ON MAY 31, 2017.
[14]	HORIZON ADVISERS (THE "ADVISER") HAS CONTRACTUALLY AGREED TO REDUCE FEES AND REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO KEEP TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, ACQUIRED FUND FEES AND EXPENSES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES (COLLECTIVELY, "EXCLUDED EXPENSES")) FROM EXCEEDING 1.50%, 1.75% AND 2.50% OF THE FUND'S AVERAGE DAILY NET ASSETS OF THE INSTITUTIONAL CLASS, INVESTOR CLASS AND CLASS C SHARES, RESPECTIVELY, UNTIL MAY 31, 2017 (THE "EXPENSE CAPS"). IN ADDITION, IF AT ANY POINT TOTAL ANNUAL FUND OPERATING EXPENSES (NOT INCLUDING EXCLUDED EXPENSES) ARE BELOW THE EXPENSE CAPS, THE ADVISER MAY RECEIVE FROM THE FUND THE DIFFERENCE BETWEEN THE TOTAL ANNUAL FUND OPERATING EXPENSES (NOT INCLUDING EXCLUDED EXPENSES) AND THE EXPENSE CAPS TO RECOVER ALL OR A PORTION OF ITS PRIOR FEE REDUCTIONS OR EXPENSE REIMBURSEMENTS MADE DURING THE PRECEDING THREE-YEAR PERIOD DURING WHICH THIS AGREEMENT, OR ANY PRIOR AGREEMENT, WAS IN PLACE. THIS AGREEMENT MAY BE TERMINATED: (I) BY THE BOARD OF TRUSTEES (THE "BOARD") OF THE ADVISORS' INNER CIRCLE FUND II (THE "TRUST"), FOR ANY REASON AT ANY TIME; OR (II) BY THE ADVISER, UPON NINETY (90) DAYS' PRIOR WRITTEN NOTICE TO THE TRUST, EFFECTIVE AS OF THE CLOSE OF BUSINESS ON MAY 31, 2017.
[15]	HORIZON ADVISERS (THE "ADVISER") HAS CONTRACTUALLY AGREED TO REDUCE FEES AND REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO KEEP TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS, ACQUIRED FUND FEES AND EXPENSES AND EXTRAORDINARY EXPENSES (COLLECTIVELY, "EXCLUDED EXPENSES")) FROM EXCEEDING 0.58% OF THE FUND'S INSTITUTIONAL CLASS SHARES' AVERAGE DAILY NET ASSETS UNTIL MAY 31, 2017 (THE "EXPENSE CAP"). IN ADDITION, IF AT ANY POINT TOTAL ANNUAL FUND OPERATING EXPENSES (NOT INCLUDING EXCLUDED EXPENSES) ARE BELOW THE EXPENSE CAP, THE ADVISER MAY RECEIVE FROM THE FUND THE DIFFERENCE BETWEEN THE TOTAL ANNUAL FUND OPERATING EXPENSES (NOT INCLUDING EXCLUDED EXPENSES) AND THE EXPENSE CAP TO RECOVER ALL OR A PORTION OF ITS PRIOR FEE REDUCTIONS OR EXPENSE REIMBURSEMENTS MADE DURING THE PRECEDING THREE-YEAR PERIOD DURING WHICH THIS AGREEMENT, OR ANY PRIOR AGREEMENT, WAS IN PLACE. THIS AGREEMENT MAY BE TERMINATED: (I) BY THE BOARD OF TRUSTEES (THE "BOARD") OF THE ADVISORS' INNER CIRCLE FUND II (THE "TRUST"), FOR ANY REASON AT ANY TIME; OR (II) BY THE ADVISER, UPON NINETY (90) DAYS' PRIOR WRITTEN NOTICE TO THE TRUST, EFFECTIVE AS OF THE CLOSE OF BUSINESS ON MAY 31, 2017.
[16]	HORIZON ADVISERS (THE "ADVISER") HAS CONTRACTUALLY AGREED TO REDUCE FEES AND REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO KEEP TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS, ACQUIRED FUND FEES AND EXPENSES AND EXTRAORDINARY EXPENSES (COLLECTIVELY, "EXCLUDED EXPENSES")) FROM EXCEEDING 0.83% OF THE FUND'S INSTITUTIONAL SWEEP CLASS SHARES' AVERAGE DAILY NET ASSETS UNTIL MAY 31, 2017 (THE "EXPENSE CAP"). IN ADDITION, IF AT ANY POINT TOTAL ANNUAL FUND OPERATING EXPENSES (NOT INCLUDING EXCLUDED EXPENSES) ARE BELOW THE EXPENSE CAP, THE ADVISER MAY RECEIVE FROM THE FUND THE DIFFERENCE BETWEEN THE TOTAL ANNUAL FUND OPERATING EXPENSES (NOT INCLUDING EXCLUDED EXPENSES) AND THE EXPENSE CAP TO RECOVER ALL OR A PORTION OF ITS PRIOR FEE REDUCTIONS OR EXPENSE REIMBURSEMENTS MADE DURING THE PRECEDING THREE-YEAR PERIOD DURING WHICH THIS AGREEMENT, OR ANY PRIOR AGREEMENT, WAS IN PLACE. THIS AGREEMENT MAY BE TERMINATED: (I) BY THE BOARD OF TRUSTEES (THE "BOARD") OF THE ADVISORS' INNER CIRCLE FUND II (THE "TRUST"), FOR ANY REASON AT ANY TIME; OR (II) BY THE ADVISER, UPON NINETY (90) DAYS' PRIOR WRITTEN NOTICE TO THE TRUST, EFFECTIVE AS OF THE CLOSE OF BUSINESS ON MAY 31, 2017.
[17]	HORIZON ADVISERS (THE "ADVISER") HAS CONTRACTUALLY AGREED TO REDUCE FEES AND REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO KEEP TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS, ACQUIRED FUND FEES AND EXPENSES AND EXTRAORDINARY EXPENSES (COLLECTIVELY, "EXCLUDED EXPENSES")) FROM EXCEEDING 1.08% OF THE FUND'S INVESTOR CLASS SHARES' AVERAGE DAILY NET ASSETS UNTIL MAY 31, 2017 (THE "EXPENSE CAP"). IN ADDITION, IF AT ANY POINT TOTAL ANNUAL FUND OPERATING EXPENSES (NOT INCLUDING EXCLUDED EXPENSES) ARE BELOW THE EXPENSE CAP, THE ADVISER MAY RECEIVE FROM THE FUND THE DIFFERENCE BETWEEN THE TOTAL ANNUAL FUND OPERATING EXPENSES (NOT INCLUDING EXCLUDED EXPENSES) AND THE EXPENSE CAP TO RECOVER ALL OR A PORTION OF ITS PRIOR FEE REDUCTIONS OR EXPENSE REIMBURSEMENTS MADE DURING THE PRECEDING THREE-YEAR PERIOD DURING WHICH THIS AGREEMENT, OR ANY PRIOR AGREEMENT, WAS IN PLACE. THIS AGREEMENT MAY BE TERMINATED: (I) BY THE BOARD OF TRUSTEES (THE "BOARD") OF THE ADVISORS' INNER CIRCLE FUND II (THE "TRUST"), FOR ANY REASON AT ANY TIME; OR (II) BY THE ADVISER, UPON NINETY (90) DAYS' PRIOR WRITTEN NOTICE TO THE TRUST, EFFECTIVE AS OF THE CLOSE OF BUSINESS ON MAY 31, 2017.